TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Investments — 108.6% of net assets

Common Stocks — 68.6%

US Common Stocks — 42.8%

Aerospace & Defense — 0.9%
AeroVironment, Inc. (a)	3,866	$431,175
Axon Enterprise, Inc. (a) (b)	20,737	4,126,456
Boeing Co. (The) (a) (b)	4,388	841,092
Cadre Holdings, Inc.	89,060	2,373,449
General Dynamics Corp. (b)	2,270	501,602
Hexcel Corp. (b)	757	49,311
Huntington Ingalls Industries, Inc.	3,103	634,812
RTX Corp. (b)	10,472	753,670
Spirit AeroSystems Holdings, Inc., Class A (a)	15,007	242,213
Textron, Inc. (b)	6,659	520,334
TransDigm Group, Inc. (a) (b)	611	515,152
		10,989,266
Air Freight & Logistics — 0.0%
GXO Logistics, Inc. (a)	7,760	455,124

Automobile Components — 0.1%
Adient plc (a)	15,346	563,198
Dorman Products, Inc. (a)	3,875	293,570
Lear Corp.	3,322	445,813
		1,302,581
Automobiles — 0.5%
General Motors Co. (b)	64,518	2,127,158
Harley-Davidson, Inc.	622	20,563
Rivian Automotive, Inc., Class A (a) (b)	37,085	900,424
Tesla, Inc. (a) (b)	8,530	2,134,377
Thor Industries, Inc.	3,774	359,021
		5,541,543
Banks — 0.8%
Associated Banc-Corp.	2,247	38,446
Bancorp, Inc. (The) (a)	9,379	323,576
Bank of America Corp. (b)	53,356	1,460,887
Citigroup, Inc. (b)	49,408	2,032,151
Citizens Financial Group, Inc.	47,393	1,270,132
Comerica, Inc.	4,106	170,604
First Citizens BancShares, Inc., Class A	594	819,779
First Horizon Corp.	125,078	1,378,360
Huntington Bancshares, Inc.	7,209	74,974
KeyCorp	26,493	285,065

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Live Oak Bancshares, Inc.	27,344	$791,609
New York Community Bancorp, Inc.	16,796	190,467
Texas Capital Bancshares, Inc. (a)	1,098	64,672
Truist Financial Corp.	27,954	799,764
UMB Financial Corp.	868	53,859
United Bankshares, Inc.	12,892	355,690
Wintrust Financial Corp. (b)	803	60,627
		10,170,662
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A (a)	1,621	631,428
Brown-Forman Corp., Class B	60,870	3,511,591
Coca-Cola Co. (The) (b)	4,644	259,971
Coca-Cola Consolidated, Inc.	1,047	666,227
Molson Coors Beverage Co., Class B (b)	5,207	331,113
PepsiCo, Inc. (b)	29,770	5,044,229
		10,444,559
Biotechnology — 0.4%
AbbVie, Inc. (b)	1,234	183,940
Amgen, Inc. (b)	1,105	296,980
BioMarin Pharmaceutical, Inc. (a)	2,261	200,053
Exact Sciences Corp. (a)	9,063	618,278
Gilead Sciences, Inc. (b)	11,913	892,760
Horizon Therapeutics plc (a) (b)	747	86,420
Incyte Corp. (a) (b)	8,162	471,519
Madrigal Pharmaceuticals, Inc. (a)	2,790	407,452
MoonLake Immunotherapeutics (a)	302	17,214
Neurocrine Biosciences, Inc. (a)	4,617	519,413
Regeneron Pharmaceuticals, Inc. (a) (b)	477	392,552
Vertex Pharmaceuticals, Inc. (a) (b)	2,418	840,835
		4,927,416
Broadline Retail — 1.9%
Amazon.com, Inc. (a) (b)	177,282	22,536,088
eBay, Inc. (b)	2,987	131,697
Etsy, Inc. (a) (b)	676	43,656
Macy’s, Inc.	38,930	451,977
Nordstrom, Inc.	20,939	312,829
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,914	147,722
		23,623,969
Building Products — 0.3%
AAON, Inc.	10,544	599,637
Armstrong World Industries, Inc. (b)	2,038	146,736
Builders FirstSource, Inc. (a)	7,197	895,954
Hayward Holdings, Inc. (a)	42,110	593,751
Owens Corning (b)	9,982	1,361,645

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Zurn Elkay Water Solutions Corp.	4,443	$124,493
		3,722,216
Capital Markets — 0.9%
Affiliated Managers Group, Inc.	2,520	328,457
Ameriprise Financial, Inc. (b)	840	276,931
Bank of New York Mellon Corp. (The) (b)	19,193	818,581
BlackRock, Inc. (b)	1,033	667,824
Blackstone, Inc. (b)	4,553	487,808
Charles Schwab Corp. (The) (b)	11,691	641,836
Goldman Sachs Group, Inc. (The) (b)	98	31,710
Interactive Brokers Group, Inc., Class A (b)	2,862	247,735
Intercontinental Exchange, Inc.	45,406	4,995,568
Invesco, Ltd.	10,682	155,103
LPL Financial Holdings, Inc.	1,290	306,569
Moelis & Co., Class A	23,706	1,069,852
State Street Corp.	3,841	257,193
Stifel Financial Corp.	1,228	75,448
Virtu Financial, Inc., Class A	73,622	1,271,452
		11,632,067
Chemicals — 0.5%
Avient Corp. (b)	6,346	224,141
Axalta Coating Systems, Ltd. (a) (b)	8,987	241,750
Celanese Corp. (b)	2,996	376,058
CF Industries Holdings, Inc. (b)	12,818	1,099,015
Eastman Chemical Co.	3,833	294,068
Ecolab, Inc. (b)	2,400	406,560
Huntsman Corp.	1,538	37,527
Ingevity Corp. (a) (b)	4,392	209,103
International Flavors & Fragrances, Inc. (b)	3,228	220,053
LyondellBasell Industries NV, Class A (b)	8,773	830,803
Mosaic Co. (The)	32,078	1,141,977
Sherwin-Williams Co. (The) (b)	3,178	810,549
Stepan Co. (b)	1,842	138,095
		6,029,699
Commercial Services & Supplies — 0.1%
Brink’s Co. (The)	3,626	263,392
GEO Group, Inc. (The) (a)	142,649	1,166,869
Tetra Tech, Inc. (b)	1,763	268,029
		1,698,290
Communications Equipment — 0.6%
Arista Networks, Inc. (a) (b)	1,530	281,413
Ciena Corp. (a) (b)	14,811	699,968
Cisco Systems, Inc. (b)	27,753	1,492,001
CommScope Holding Co., Inc. (a)	140,240	471,206

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Harmonic, Inc. (a)	219,407	$2,112,889
Infinera Corp. (a)	431,987	1,805,706
Juniper Networks, Inc. (b)	18,659	518,534
Lumentum Holdings, Inc. (a)	13,389	604,915
		7,986,632
Construction & Engineering — 0.4%
Dycom Industries, Inc. (a)	273	24,297
Fluor Corp. (a)	55,707	2,044,447
Great Lakes Dredge & Dock Corp. (a)	9,488	75,619
Valmont Industries, Inc. (b)	10,959	2,632,462
WillScot Mobile Mini Holdings Corp. (a)	4,197	174,553
		4,951,378
Construction Materials — 0.0%
Eagle Materials, Inc.	1,312	218,474

Consumer Finance — 0.3%
Ally Financial, Inc.	17,518	467,380
American Express Co. (b)	7,508	1,120,119
Bread Financial Holdings, Inc.	7,473	255,577
Discover Financial Services	11,523	998,237
SLM Corp.	1,794	24,434
Synchrony Financial	31,236	954,885
		3,820,632
Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., Class A	561	12,763
Chefs’ Warehouse, Inc. (The) (a)	94,818	2,008,245
Dollar General Corp. (b)	21,512	2,275,970
Kroger Co. (The)	21,636	968,211
Performance Food Group Co. (a) (b)	13,075	769,594
Walmart, Inc. (b)	14,367	2,297,714
		8,332,497
Containers & Packaging — 0.0%
Berry Global Group, Inc. (b)	3,297	204,117
International Paper Co. (b)	5,778	204,946
Westrock Co.	870	31,146
		440,209
Diversified Consumer Services — 0.1%
ADT, Inc.	26,217	157,302
H&R Block, Inc.	7,573	326,093
Mister Car Wash, Inc. (a)	113,789	626,978

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Rover Group, Inc. (a) (b)	54,253	$339,624
		1,449,997
Diversified REITs — 0.0%
Alexander & Baldwin, Inc.	12,587	210,581

Diversified Telecommunication Services — 0.4%
Anterix, Inc. (a)	4,069	127,685
AT&T, Inc. (b)	147,619	2,217,237
Globalstar, Inc. (a)	59,149	77,485
Verizon Communications, Inc. (b)	90,926	2,946,912
		5,369,319
Electric Utilities — 0.1%
Hawaiian Electric Industries, Inc. (b)	25,627	315,468
NRG Energy, Inc. (b)	19,652	756,995
		1,072,463
Electrical Equipment — 0.4%
EnerSys	8,517	806,304
Enovix Corp. (a)	28,456	357,123
nVent Electric plc	23,083	1,223,168
Regal Rexnord Corp. (b)	3,937	562,518
Sensata Technologies Holding plc	11,212	424,038
Vertiv Holdings Co. (b)	54,843	2,040,160
		5,413,311
Electronic Equipment, Instruments & Components — 0.4%
Arrow Electronics, Inc. (a) (b)	11,037	1,382,274
Avnet, Inc.	8,748	421,566
Belden, Inc.	3,505	338,408
Flex, Ltd. (a) (b)	9,364	252,641
IPG Photonics Corp. (a)	448	45,490
Keysight Technologies, Inc. (a) (b)	608	80,444
PAR Technology Corp. (a)	5,838	224,997
ScanSource, Inc. (a)	7,014	212,594
TD SYNNEX Corp. (b)	7,875	786,397
Vishay Intertechnology, Inc.	24,169	597,458
Vontier Corp.	26,874	830,944
		5,173,213
Energy Equipment & Services — 0.7%
Baker Hughes Co.	13,323	470,568
ChampionX Corp.	3,558	126,736
Diamond Offshore Drilling, Inc. (a)	13,120	192,602
Dril-Quip, Inc. (a)	9,341	263,136
Expro Group Holdings NV (a)	3,899	90,574

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Halliburton Co.	18,372	$744,066
Helix Energy Solutions Group, Inc. (a)	18,688	208,745
Oceaneering International, Inc. (a)	55,893	1,437,568
Patterson-UTI Energy, Inc.	140,161	1,939,828
Schlumberger NV (b)	3,101	180,788
Select Water Solutions, Inc.	25,323	201,318
Solaris Oilfield Infrastructure, Inc., Class A	17,301	184,429
TETRA Technologies, Inc. (a)	107,663	686,890
Transocean, Ltd. (a)	118,611	973,796
Valaris, Ltd. (a)	10,448	783,391
		8,484,435
Entertainment — 0.5%
Activision Blizzard, Inc.	10,378	971,692
Madison Square Garden Sports Corp.	12,696	2,238,305
Netflix, Inc. (a) (b)	3,260	1,230,976
Roku, Inc. (a)	2,528	178,451
Take-Two Interactive Software, Inc. (a)	4,687	658,008
TKO Group Holdings, Inc.	130	10,928
Vivid Seats, Inc., Class A (a)	27,007	173,385
Walt Disney Co. (The) (a) (b)	5,221	423,162
Warner Music Group Corp., Class A	9,353	293,684
		6,178,591
Financial Services — 2.9%
Apollo Global Management, Inc. (b)	4,864	436,593
Artemis Strategic Investment Corp. (a) (c) (d) (e)	7,600	64,752
Berkshire Hathaway, Inc., Class B (a) (b)	8,933	3,129,230
Block, Inc. (a)	922	40,808
Fidelity National Information Services, Inc. (b)	19,880	1,098,768
Fiserv, Inc. (a) (b)	58,958	6,659,896
FleetCor Technologies, Inc. (a)	1,687	430,758
Global Payments, Inc. (b)	44,838	5,173,857
International Money Express, Inc. (a)	11,932	202,009
Jack Henry & Associates, Inc.	595	89,928
Marqeta, Inc., Class A (a)	132,210	790,616
Mastercard, Inc., Class A (b)	15,327	6,068,112
PayPal Holdings, Inc. (a) (b)	24,842	1,452,263
Repay Holdings Corp. (a)	118,757	901,366
Swiftmerge Acquisition Corp. (a) (c) (d) (e)	6,943	59,099
Toast, Inc., Class A (a)	16,375	306,704
Visa, Inc., Class A (b)	29,056	6,683,170
Western Union Co. (The)	186,307	2,455,526
WEX, Inc. (a)	984	185,080
		36,228,535
Food Products — 0.5%
Archer-Daniels-Midland Co. (b)	8,482	639,712
Darling Ingredients, Inc. (a)	11,201	584,692
Hershey Co. (The)	2,436	487,395

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

McCormick & Co., Inc.	54,220	$4,101,201
Seaboard Corp.	27	101,331
		5,914,331
Ground Transportation — 0.3%
CSX Corp. (b)	17,884	549,933
Lyft, Inc., Class A (a)	31,679	333,897
Norfolk Southern Corp.	3,230	636,084
Ryder System, Inc.	172	18,395
Schneider National, Inc., Class B	6,750	186,908
Uber Technologies, Inc. (a) (b)	28,352	1,303,908
Union Pacific Corp. (b)	2,537	516,609
		3,545,734
Health Care Equipment & Supplies — 1.2%
Align Technology, Inc. (a)	1,411	430,806
AtriCure, Inc. (a)	2,932	128,422
Baxter International, Inc.	11,313	426,953
Edwards Lifesciences Corp. (a)	11,100	769,008
Envista Holdings Corp. (a)	9,331	260,148
GE HealthCare Technologies, Inc.	4,107	279,440
Globus Medical, Inc., Class A (a)	6,721	333,698
IDEXX Laboratories, Inc. (a)	8,024	3,508,654
Insulet Corp. (a)	969	154,546
Masimo Corp. (a)	8,500	745,280
Merit Medical Systems, Inc. (a)	23,590	1,628,182
Paragon 28, Inc. (a)	59,914	751,921
Shockwave Medical, Inc. (a)	394	78,445
Stryker Corp.	19,052	5,206,340
		14,701,843
Health Care Providers & Services — 1.5%
Amedisys, Inc. (a)	104	9,714
Cardinal Health, Inc.	10,995	954,586
Cencora, Inc.	2,085	375,237
Centene Corp. (a)	12,787	880,769
Cigna Group (The) (b)	10,453	2,990,290
CVS Health Corp. (b)	41,592	2,903,953
Elevance Health, Inc. (b)	748	325,694
Enhabit, Inc. (a)	39,714	446,782
HCA Healthcare, Inc.	1,920	472,282
Humana, Inc. (b)	2,289	1,113,644
Laboratory Corp. of America Holdings	1,065	214,118
McKesson Corp. (b)	2,210	961,018
NeoGenomics, Inc. (a)	143,002	1,758,925
Patterson Cos., Inc.	11,107	329,211
Premier, Inc., Class A	5,161	110,962
Quipt Home Medical Corp. (a)	83,767	428,626
R1 RCM, Inc. (a)	125,001	1,883,765
Tenet Healthcare Corp. (a)	6,152	405,355

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

UnitedHealth Group, Inc. (b)	4,861	$2,450,868
Universal Health Services, Inc., Class B	758	95,303
		19,111,102
Health Care REITs — 0.0%
Healthpeak Properties, Inc. (b)	20,322	373,112

Health Care Technology — 0.1%
Evolent Health, Inc., Class A (a)	60,081	1,636,006

Hotels, Restaurants & Leisure — 1.5%
Aramark (b)	20,293	704,167
Booking Holdings, Inc. (a) (b)	2,666	8,221,811
Caesars Entertainment, Inc. (a)	13,657	633,002
Chipotle Mexican Grill, Inc. (a) (b)	359	657,627
Domino’s Pizza, Inc. (b)	510	193,183
Expedia Group, Inc. (a) (b)	13,828	1,425,252
Las Vegas Sands Corp. (b)	28,084	1,287,370
Marriott International, Inc., Class A	15,527	3,051,987
Penn Entertainment, Inc. (a)	16,049	368,324
Starbucks Corp. (b)	7,063	644,640
Texas Roadhouse, Inc.	4,486	431,105
Travel + Leisure Co.	21,349	784,149
		18,402,617
Household Durables — 0.5%
KB Home	30,508	1,411,910
Mohawk Industries, Inc. (a) (b)	5,609	481,308
NVR, Inc. (a) (b)	47	280,275
PulteGroup, Inc. (b)	11,440	847,132
Taylor Morrison Home Corp. (a)	13,349	568,801
Tempur Sealy International, Inc. (b)	12,349	535,206
Toll Brothers, Inc.	17,546	1,297,702
Whirlpool Corp. (b)	3,074	410,994
		5,833,328
Household Products — 0.7%
Church & Dwight Co., Inc.	39,823	3,648,982
Colgate-Palmolive Co. (b)	5,198	369,630
Procter & Gamble Co. (The) (b)	28,761	4,195,079
		8,213,691
Independent Power & Renewable Electricity Producers — 0.1%
Altus Power, Inc. (a)	168,815	886,279

Industrial Conglomerates — 0.1%
3M Co. (b)	10,306	964,848

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

General Electric Co. (b)	5,058	$559,162
		1,524,010
Industrial REITs — 0.1%
Prologis, Inc. (b)	5,709	640,607

Insurance — 0.6%
American International Group, Inc. (b)	32,409	1,963,985
Arthur J Gallagher & Co. (b)	2,162	492,785
Assurant, Inc.	1,061	152,338
Cincinnati Financial Corp.	550	56,260
CNA Financial Corp.	2,245	88,341
CNO Financial Group, Inc.	19,325	458,582
Fidelity National Financial, Inc.	6,458	266,715
Hartford Financial Services Group, Inc. (The)	2,343	166,142
MetLife, Inc. (b)	852	53,599
Primerica, Inc.	552	107,094
Reinsurance Group of America, Inc.	1,872	271,796
Unum Group	39,013	1,919,049
Willis Towers Watson plc (b)	4,105	857,781
		6,854,467
Interactive Media & Services — 3.4%
Alphabet, Inc., Class A (a) (b)	141,293	18,489,602
Alphabet, Inc., Class C (a) (b)	17,600	2,320,560
Bumble, Inc., Class A (a)	66,922	998,476
IAC, Inc. (a)	29,573	1,490,184
Match Group, Inc. (a)	2,686	105,224
Meta Platforms, Inc., Class A (a) (b)	49,964	14,999,692
Snap, Inc., Class A (a)	49,417	440,305
TripAdvisor, Inc. (a)	100,394	1,664,533
ZoomInfo Technologies, Inc. (a)	90,052	1,476,853
		41,985,429
IT Services — 0.8%
Amdocs, Ltd.	10,163	858,672
BigCommerce Holdings, Inc. (a)	61,703	609,009
Cloudflare, Inc., Class A (a)	113,222	7,137,515
Cognizant Technology Solutions Corp., Class A	4,519	306,117
GoDaddy, Inc., Class A (a)	196	14,598
Kyndryl Holdings, Inc. (a)	91,896	1,387,629
		10,313,540
Leisure Products — 0.2%
Clarus Corp.	151,436	1,144,856
Malibu Boats, Inc., Class A (a) (b)	10,406	510,102

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Peloton Interactive, Inc., Class A (a)	35,064	$177,074
		1,832,032
Life Sciences Tools & Services — 0.9%
Bio-Rad Laboratories, Inc., Class A (a)	1,634	585,707
Illumina, Inc. (a)	9,530	1,308,278
Maravai LifeSciences Holdings, Inc., Class A (a)	26,672	266,720
Medpace Holdings, Inc. (a)	2,314	560,289
Mettler-Toledo International, Inc. (a)	2,877	3,187,917
Sotera Health Co. (a)	2,428	36,372
Thermo Fisher Scientific, Inc. (b)	1,330	673,206
Waters Corp. (a)	17,289	4,740,817
		11,359,306
Machinery — 0.9%
AGCO Corp. (b)	10,067	1,190,725
Allison Transmission Holdings, Inc.	40,896	2,415,318
Enerpac Tool Group Corp.	20,717	547,550
Franklin Electric Co., Inc. (b)	885	78,969
Gates Industrial Corp. plc (a)	109,306	1,269,043
IDEX Corp. (b)	1,576	327,839
Ingersoll Rand, Inc.	7,342	467,832
Lindsay Corp.	3,017	355,041
Otis Worldwide Corp.	26,356	2,116,650
PACCAR, Inc. (b)	7,102	603,812
Terex Corp.	13,257	763,868
Timken Co. (The)	8,100	595,269
Xylem, Inc. (b)	5,725	521,147
		11,253,063
Media — 0.4%
Charter Communications, Inc., Class A (a) (b)	2,166	952,650
Clear Channel Outdoor Holdings, Inc. (a)	541,075	854,898
Comcast Corp., Class A (b)	13,056	578,903
Integral Ad Science Holding Corp. (a)	99,993	1,188,917
Sirius XM Holdings, Inc.	186,261	841,900
TEGNA, Inc.	21,174	308,505
		4,725,773
Metals & Mining — 0.3%
Cleveland-Cliffs, Inc. (a)	32,546	508,694
Haynes International, Inc.	5,262	244,788
Perpetua Resources Corp. (a) (f)	128,781	419,826
Ramaco Resources, Inc., Class A	37,269	409,586
Royal Gold, Inc.	13,726	1,459,486
Steel Dynamics, Inc.	3,438	368,622

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of
	Shares	Value

United States Steel Corp.	18,856	$612,443
		4,023,445
Mortgage Real Estate Investment — 0.0%
Dynex Capital, Inc.	11,274	134,612

Office REITs — 0.1%
Highwoods Properties, Inc. (b)	15,246	314,220
Kilroy Realty Corp. (b)	10,958	346,382
		660,602
Oil, Gas & Consumable Fuels — 1.5%
APA Corp.	15,720	646,092
Cheniere Energy, Inc.	8,143	1,351,412
Chesapeake Energy Corp.	6,400	551,872
Chevron Corp. (b)	3,543	597,421
Chord Energy Corp.	806	130,628
CNX Resources Corp. (a)	8,464	191,117
Coterra Energy, Inc.	14,519	392,739
Exxon Mobil Corp. (b)	7,316	860,215
HF Sinclair Corp.	15,130	861,351
Marathon Oil Corp.	35,093	938,738
Marathon Petroleum Corp.	8,218	1,243,712
Matador Resources Co.	2,480	147,510
Murphy Oil Corp.	4,157	188,520
Ovintiv, Inc.	4,042	192,278
PBF Energy, Inc., Class A	8,386	448,903
Phillips 66	5,123	615,529
Pioneer Natural Resources Co.	888	203,840
Range Resources Corp.	77,262	2,504,061
Southwestern Energy Co. (a)	634,685	4,093,718
Texas Pacific Land Corp.	212	386,595
Valero Energy Corp.	17,725	2,511,810
		19,058,061
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. (b)	7,151	395,236

Passenger Airlines — 0.2%
Alaska Air Group, Inc. (a)	2,281	84,579
American Airlines Group, Inc. (a)	40,900	523,929
Delta Air Lines, Inc. (b)	542	20,054
SkyWest, Inc. (a)	8,540	358,168
Southwest Airlines Co. (b)	9,879	267,424
United Airlines Holdings, Inc. (a) (b)	35,636	1,507,403
		2,761,557

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of
	Shares	Value

Personal Care Products — 0.1%
Coty, Inc., Class A (a)	3,210	$35,214
Kenvue, Inc. (b)	42,185	847,075
		882,289
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co. (b)	7,789	452,074
Catalent, Inc. (a)	6,113	278,325
Eli Lilly & Co. (b)	1,489	799,787
Intra-Cellular Therapies, Inc. (a)	1,104	57,507
Johnson & Johnson (b)	9,218	1,435,703
Merck & Co., Inc. (b)	815	83,904
Pfizer, Inc. (b)	33,812	1,121,544
Viatris, Inc.	122,257	1,205,454
		5,434,298
Professional Services — 1.4%
Automatic Data Processing, Inc.	26,276	6,321,480
Broadridge Financial Solutions, Inc. (b)	2,536	454,071
Concentrix Corp.	19,233	1,540,756
Dun & Bradstreet Holdings, Inc.	91,695	916,033
Equifax, Inc.	8,865	1,623,891
Exponent, Inc. (b)	1,315	112,564
First Advantage Corp.	69,832	962,983
Fiverr International, Ltd. (Israel) (a)	19,105	467,499
Huron Consulting Group, Inc. (a)	2,023	210,716
Insperity, Inc. (b)	7,551	736,978
KBR, Inc. (b)	2,729	160,847
ManpowerGroup, Inc. (b)	7,210	528,637
Paychex, Inc. (b)	2,146	247,498
SS&C Technologies Holdings, Inc. (b)	18,400	966,736
Sterling Check Corp. (a)	67,216	848,266
TransUnion (b)	8,402	603,179
Verra Mobility Corp. (a) (b)	40,751	762,044
		17,464,178
Semiconductors & Semiconductor Equipment — 1.4%
Ambarella, Inc. (a)	19,052	1,010,328
Amkor Technology, Inc.	1,682	38,013
Analog Devices, Inc. (b)	2,817	493,228
Applied Materials, Inc. (b)	7,709	1,067,311
Broadcom, Inc. (b)	1,875	1,557,337
Enphase Energy, Inc. (a)	2,041	245,226
Entegris, Inc.	1,194	112,128
Impinj, Inc. (a)	2,822	155,295
Intel Corp. (b)	49,413	1,756,632
KLA Corp.	506	232,082
Lam Research Corp. (b)	1,001	627,397

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of
	Shares	Value

Marvell Technology, Inc.	13,083	$708,183
Microchip Technology, Inc.	14,771	1,152,877
Micron Technology, Inc.	5,314	361,511
NVIDIA Corp. (b)	7,467	3,248,070
ON Semiconductor Corp. (a)	1,183	109,960
PDF Solutions, Inc. (a)	1,884	61,042
Qorvo, Inc. (a)	8,487	810,254
QUALCOMM, Inc. (b)	8,079	897,254
Skyworks Solutions, Inc.	1,112	109,632
Synaptics, Inc. (a)	8,381	749,597
Universal Display Corp.	12,255	1,923,912
		17,427,269
Software — 5.5%
ACI Worldwide, Inc. (a)	4,480	101,069
Adobe, Inc. (a) (b)	7,123	3,632,018
Amplitude, Inc., Class A (a)	53,904	623,669
AppLovin Corp., Class A (a)	11,142	445,234
Aspen Technology, Inc. (a)	110	22,469
Autodesk, Inc. (a)	1,294	267,742
Bentley Systems, Inc., Class B	2,728	136,837
Bill Holdings, Inc. (a)	6,440	699,191
Blackbaud, Inc. (a)	44,002	3,094,221
Box, Inc., Class A (a)	64,186	1,553,943
Cadence Design Systems, Inc. (a)	1,852	433,924
Clear Secure, Inc., Class A	75,468	1,436,911
Crowdstrike Holdings, Inc., Class A (a)	40,705	6,813,203
Datadog, Inc., Class A (a)	90,201	8,216,409
DocuSign, Inc. (a)	36,301	1,524,642
Domo, Inc., Class B (a)	33,706	330,656
Dropbox, Inc., Class A (a)	15,213	414,250
Elastic NV (a)	5,282	429,110
Fair Isaac Corp. (a)	517	449,030
Fortinet, Inc. (a)	33,915	1,990,132
Freshworks, Inc., Class A (a)	14,976	298,322
Gen Digital, Inc.	38,505	680,768
HashiCorp, Inc., Class A (a)	6,580	150,221
HubSpot, Inc. (a)	178	87,665
Microsoft Corp. (b)	51,419	16,235,549
Monday.com, Ltd. (a)	17,579	2,798,928
N-Able, Inc. (a)	77,979	1,005,929
NCR Corp. (a)	8,555	230,728
New Relic, Inc. (a)	4,800	410,976
Nutanix, Inc., Class A (a)	3,355	117,022
Olo, Inc., Class A (a)	86,070	521,584
ON24, Inc.	112,144	709,872
Oracle Corp. (b)	10,166	1,076,783
Pegasystems, Inc.	8,157	354,095
PowerSchool Holdings, Inc., Class A (a)	2,710	61,409
Procore Technologies, Inc. (a)	3,398	221,957
RingCentral, Inc., Class A (a)	67,753	2,007,521
Roper Technologies, Inc.	845	409,217

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Salesforce, Inc. (a) (b)	17,431	$3,534,658
SentinelOne, Inc., Class A (a)	70,584	1,190,046
ServiceNow, Inc. (a) (b)	1,635	913,900
Smartsheet, Inc., Class A (a)	13,360	540,546
Splunk, Inc. (a)	524	76,635
Teradata Corp. (a)	11,113	500,307
Varonis Systems, Inc. (a)	7,049	215,276
VMware, Inc., Class A (a)	2,977	495,611
Workday, Inc., Class A (a)	4,163	894,421
Workiva, Inc. (a)	622	63,033
Zoom Video Communications, Inc., Class A (a)	1,862	130,228
Zscaler, Inc. (a)	410	63,792
		68,611,659
Specialized REITs — 0.4%
American Tower Corp. (b)	15,658	2,574,958
Crown Castle, Inc. (b)	9,609	884,316
EPR Properties (b)	2,580	107,173
Equinix, Inc.	850	617,321
Lamar Advertising Co., Class A	4,616	385,298
National Storage Affiliates Trust	1,753	55,640
		4,624,706
Specialty Retail — 0.8%
Advance Auto Parts, Inc. (b)	5,030	281,328
AutoNation, Inc. (a) (b)	1,965	297,501
AutoZone, Inc. (a) (b)	67	170,179
Bath & Body Works, Inc. (b)	12,294	415,537
Best Buy Co., Inc. (b)	1,813	125,949
Boot Barn Holdings, Inc. (a)	3,943	320,132
Burlington Stores, Inc. (a) (b)	2,086	282,236
Chewy, Inc., Class A (a) (b)	17,187	313,835
Chico’s FAS, Inc. (a)	85,654	640,692
Dick’s Sporting Goods, Inc. (b)	9,779	1,061,804
Gap, Inc. (The)	64,056	680,915
Home Depot, Inc. (The)	2,108	636,953
O’Reilly Automotive, Inc. (a) (b)	614	558,040
Petco Health & Wellness Co., Inc. (a)	108,577	444,080
RH (a) (b)	1,977	522,640
Ross Stores, Inc.	1,870	211,216
Sally Beauty Holdings, Inc. (a)	110,726	927,884
Ulta Beauty, Inc. (a) (b)	1,373	548,445
Victoria’s Secret & Co. (a)	15,987	266,663
Warby Parker, Inc., Class A (a)	27,522	362,190
Wayfair, Inc., Class A (a)	9,252	560,394
		9,628,613
Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc. (b)	48,779	8,351,453
Dell Technologies, Inc., Class C	2,009	138,420

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Hewlett Packard Enterprise Co. (b)	23,739	$412,346
Pure Storage, Inc., Class A (a)	12,271	437,093
Super Micro Computer, Inc. (a)	2,382	653,192
Western Digital Corp. (a) (b)	6,105	278,571
Xerox Holdings Corp.	10,378	162,831
		10,433,906
Textiles, Apparel & Luxury Goods — 0.5%
Crocs, Inc. (a)	12,402	1,094,228
Hanesbrands, Inc. (b)	39,557	156,646
Lululemon Athletica, Inc. (a) (b)	425	163,884
NIKE, Inc., Class B (b)	43,819	4,189,973
Skechers USA, Inc., Class A (a) (b)	18,004	881,296
		6,486,027
Tobacco — 0.5%
Altria Group, Inc. (b)	2,104	88,473
Philip Morris International, Inc. (b)	68,932	6,381,725
		6,470,198
Trading Companies & Distributors — 0.2%
Air Lease Corp.	24,913	981,821
Core & Main, Inc., Class A (a) (b)	16,499	475,996
GMS, Inc. (a)	2,608	166,834
United Rentals, Inc. (b)	627	278,746
		1,903,397
Water Utilities — 0.1%
American States Water Co.	2,499	196,621
American Water Works Co., Inc. (b)	2,243	277,751
Artesian Resources Corp., Class A	2,247	94,352
California Water Service Group	2,539	120,120
Essential Utilities, Inc. (b)	6,372	218,751
Middlesex Water Co.	1,244	82,415
SJW Group	2,346	141,018
York Water Co. (The)	2,645	99,161
		1,230,189
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. (a) (b)	5,560	778,678
Total US Common Stocks (Cost $512,736,890)		533,382,849

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Foreign Common Stocks — 25.8%

Australia — 0.4%
Champion Iron, Ltd. (b)	111,700	$446,553
Newcrest Mining, Ltd.	257,970	4,086,201
		4,532,754
Bermuda — 0.1%
Axis Capital Holdings, Ltd.	9,592	540,701
RenaissanceRe Holdings, Ltd.	1,313	259,869
		800,570
Brazil — 0.1%
Centrais Eletricas Brasileiras SA	226,702	1,663,773

Cameroon, United Republic Of — 0.0%
Golar LNG, Ltd.	10,429	253,008

Canada — 4.5%
ABC Technologies Holdings, Inc. (b)	207,000	1,018,045
Alaris Equity Partners Income	69,000	698,509
Algoma Steel Group, Inc.	46,383	315,404
Aris Mining Corp. (a)	250,800	570,567
Artemis Gold, Inc. (a)	318,621	1,360,576
ATS Corp. (a) (b)	15,800	673,528
Barrick Gold Corp. - NYSE Shares	99,583	1,448,933
Bear Creek Mining Corp. (a) (f)	319,151	49,344
Bombardier, Inc., Class B (a) (b)	30,700	1,070,460
Brookfield Corp., Class A (b)	21,624	676,182
Cameco Corp.	8,204	325,207
Cameco Corp. - TSX Shares (b)	12,600	499,918
Canadian Pacific Kansas City, Ltd.	10,434	776,394
Canfor Corp. (a) (b)	27,900	346,529
Celestica, Inc. (a) (b)	51,753	1,266,534
Cenovus Energy, Inc. (b)	34,000	707,911
Collective Mining, Ltd. (a)	141,300	499,348
Denison Mines Corp. (a) (f)	249,744	410,034
Dundee Corp., Class A (a)	405,126	351,959
Dye & Durham, Ltd. (b)	57,600	563,596
Enerflex, Ltd. (b)	138,800	797,085
Equinox Gold Corp. (a)	368,281	1,557,829
Equinox Gold Corp. (a) (f)	437,572	1,839,526
Exchange Income Corp. (b)	29,100	960,680
Filo Mining Corp. (a) (c)	15,400	230,050
First Quantum Minerals, Ltd.	30,100	711,142
Fission Uranium Corp. (a) (f)	1,079,500	731,191
goeasy, Ltd. (b)	13,500	1,059,823
Hammond Power Solutions, Inc.	3,200	120,296
I-80 Gold Corp. (a) (c) (d) (e)	255,800	386,078

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

IAMGOLD Corp. (a)	455,886	$980,155
International Tower Hill Mines, Ltd. (a)	376,174	132,413
Ivanhoe Electric, Inc. (a)	3,270	38,913
Ivanhoe Mines, Ltd., Class A (a) (f)	154,706	1,325,807
Lithium Americas Corp. (a)	112,284	1,909,951
Lithium Ionic Corp. (a)	348,000	512,424
Lycos Energy, Inc. (a)	35,204	100,824
MEG Energy Corp. (a)	16,179	314,825
NexGen Energy, Ltd. (a) (b)	114,321	684,285
Northern Dynasty Minerals, Ltd. (a)	752,336	243,716
Northern Dynasty Minerals, Ltd. – NYSE Shares (a)	338,909	110,213
Novagold Resources, Inc. (a)	281,851	1,082,308
Nutrien, Ltd. (b)	9,500	586,681
Open Text Corp. (b)	35,800	1,256,459
Osisko Gold Royalties, Ltd. (b)	17,766	208,751
Pan American Silver Corp. (f)	82,438	1,193,249
Pasofino Gold, Ltd. (a)	61,000	19,536
Precision Drilling Corp. (a) (b)	11,200	750,460
RB Global, Inc. (b)	10,600	663,666
Sandstorm Gold, Ltd. (f)	64,330	299,778
Saputo, Inc. (b)	44,800	936,735
Seabridge Gold, Inc. (a) (f)	101,511	1,067,239
Seabridge Gold, Inc. – NYSE Shares (a) (f)	45,036	475,130
Shopify, Inc., Class A (a)	134,882	7,360,511
Solaris Resources, Inc. (a) (b)	254,870	987,017
Solaris Resources, Inc. – Reg S shares (a) (c) (e)	16,600	64,286
Somerset Energy Partners Corp. (a) (c) (d) (e)	130,200	43,136
Spin Master Corp. (b) (g)	43,000	1,081,134
Sprott Physical Uranium Trust	184,243	3,144,305
Sprott, Inc.	12,149	370,180
Sprott, Inc. (f)	17,379	529,335
Stelco Holdings, Inc. (b)	30,300	837,224
Sucro Holdings LLC (a) (c) (d) (e)	9,570	317,062
Superior Plus Corp. (b)	93,800	708,550
Teck Resources, Ltd., Class B (b)	17,900	770,428
Tourmaline Oil Corp. (b)	16,000	805,154
Western Copper & Gold Corp. (a) (f)	137,610	188,444
Westshore Terminals Investment Corp. (b)	3,700	68,620
Wheaton Precious Metals Corp.	54,552	2,212,084
		56,403,666
Cayman Islands — 0.0%
Changgang Dunxin Enterprise Co., Ltd. (a) (c) (d)	4,640,000	—

China — 8.7%
Agora, Inc. - ADR (a) (f)	1,700	4,301
Alibaba Group Holding, Ltd. - SPADR (a) (b)	16,104	1,396,861
Baidu, Inc. - SPADR (a)	4,594	617,204
Beijing New Building Materials plc, Class A	736,951	3,031,607
Bethel Automotive Safety Systems Co., Ltd., Class A	98,100	987,700
Bilibili, Inc., Class Z (a) (f)	198,060	2,735,357
Bilibili, Inc. - SPADR (a) (f)	135,000	1,858,950

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

CGN Power Co., Ltd., Class H (g)	9,744,000	$2,529,509
China Communications Services Corp., Ltd., Class H	2,690,000	1,128,422
China Merchants Bank Co., Ltd., Class A	550,000	2,475,638
China Pacific Insurance Group Co., Ltd., Class A	650,544	2,573,662
China Shenhua Energy Co., Ltd., Class H	202,500	656,846
DiDi Global, Inc. - ADR (a)	113,100	365,313
Eve Energy Co., Ltd., Class A	150,199	928,543
Full Truck Alliance Co., Ltd. - SPADR (a) (f)	260,600	1,834,624
Guangshen Railway Co., Ltd., Class H (a)	2,686,000	594,164
Haier Smart Home Co., Ltd., Class A	1,048,100	3,417,272
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	625,000	2,271,523
iQIYI, Inc. - ADR (a)	136,400	646,536
JD Logistics, Inc. (a) (g)	395,400	497,418
JD.com, Inc. - ADR (b)	30,761	896,068
Jiangsu Hengli Hydraulic Co., Ltd., Class A	125,000	1,091,925
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	250,000	1,542,627
Jingjin Equipment, Inc., Class A	174,600	638,186
JOYY, Inc. - ADR	13,100	499,241
KE Holdings, Inc. - ADR	480,800	7,462,016
Kweichow Moutai Co., Ltd., Class A	13,000	3,225,312
Luckin Coffee, Inc. - ADR (a)	29,800	1,043,316
Luxshare Precision Industry Co., Ltd., Class A	1,000,000	4,093,228
Meituan, Class B (a) (g)	131,604	1,910,540
Midea Group Co., Ltd., Class A	580,483	4,412,778
Milkyway Chemical Supply Chain Service Co., Ltd., Class A	119,000	1,205,710
Nantong Jianghai Capacitor Co., Ltd., Class A	350,002	814,026
New Oriental Education & Technology Group, Inc. - SPADR (a)	30,100	1,762,355
PDD Holdings, Inc. - ADR (a)	71,800	7,041,426
Sany Heavy Industry Co., Ltd., Class A	1,300,075	2,823,667
Satellite Chemical Co., Ltd., Class A	1,650,408	3,460,201
SG Micro Corp., Class A	15,292	163,013
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	200,000	879,585
Shanghai Electric Group Co., Ltd., Class H (a)	2,464,000	574,914
Shenzhen Inovance Technology Co., Ltd., Class A	175,069	1,603,960
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	50,027	1,852,632
Shenzhou International Group Holdings, Ltd.	135,800	1,296,492
Sinoma Science & Technology Co., Ltd., Class A	350,076	984,020
Sinopec Engineering Group Co., Ltd., Class H	628,000	282,539
Suzhou Maxwell Technologies Co., Ltd., Class A	70,010	1,215,287
TAL Education Group - ADR (a)	301,600	2,747,576
Tayho Advanced Materials Group Co, Ltd., Class A	531,000	1,173,698
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	650,092	2,080,700
Tencent Holdings, Ltd.	241,100	9,343,844
Tencent Holdings, Ltd. - ADR (f)	15,900	614,853
Wanhua Chemical Group Co., Ltd., Class A	325,015	3,956,140
Yunnan Energy New Material Co., Ltd., Class A	325,013	2,668,026
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	80,059	287,159
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	120,043	784,116
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	425,054	1,655,167
		108,637,793

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Colombia — 0.0%
Ecopetrol SA - SPADR	44,777	$518,518

Denmark — 2.0%
Ascendis Pharma A/S - ADR (a)	2,343	219,398
Coloplast A/S, Class B	31,894	3,365,400
GN Store Nord A/S (a) (b)	6,266	112,426
H Lundbeck A/S (b)	991,145	5,345,046
Novo Nordisk A/S, Class B (b)	144,181	13,115,546
Novozymes A/S, Shares - B (b)	73,809	2,975,485
		25,133,301
Finland — 0.4%
Nanoform Finland plc (a)	487,214	962,150
Nordea Bank Abp (b)	232,407	2,548,484
Sampo Oyj, Shares - A (b)	39,518	1,708,449
		5,219,083
France — 1.0%
Carrefour SA	15,733	270,568
Constellium SE (a)	21,978	400,000
L’Oreal SA	16,457	6,815,491
LVMH Moet Hennessy Louis Vuitton SE	7,150	5,394,151
		12,880,210
Germany — 0.1%
BASF SE	5,896	267,634
K&S AG	65,391	1,188,448
		1,456,082
Hong Kong — 0.5%
CECEP COSTIN New Materials Group, Ltd. (a) (c) (d)	1,736,000	—
CK Hutchison Holdings, Ltd.	400,000	2,131,857
First Pacific Co., Ltd.	1,796,000	709,426
Hi Sun Technology China, Ltd. (a) (f)	3,918,000	289,635
Hua Han Health Industry Holdings, Ltd. (a) (c) (d)	6,984,000	—
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	201,901
PAX Global Technology, Ltd.	212,000	149,242
Sino Biopharmaceutical, Ltd.	4,019,916	1,456,574
Super Hi International Holding, Ltd. (a) (f)	201,627	396,651
WH Group, Ltd. (g)	1,668,000	870,343
		6,205,629
India — 0.1%
WNS Holdings, Ltd. - ADR (a)	15,857	1,085,570

Ireland — 0.1%
AerCap Holdings NV (a)	8,995	563,717

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Medtronic plc (b)	8,896	$697,090
		1,260,807
Israel — 0.1%
Check Point Software Technologies, Ltd. (a)	997	132,880
CyberArk Software, Ltd. (a)	671	109,890
Global-e Online, Ltd. (a)	3,238	128,678
JFrog, Ltd. (a)	13,251	336,045
Nice Ltd. - SPADR (a)	1,272	216,240
Playtika Holding Corp. (a)	80,828	778,374
		1,702,107
Italy — 0.0%
Stevanato Group SpA	9,943	295,506

Japan — 0.8%
Advanced Micro Devices, Inc. (a) (b)	23,692	2,436,011
Allegro MicroSystems, Inc. (a)	4,656	148,713
Fukuda Corp.	11,900	386,328
Inpex Corp.	23,300	349,673
Japan Petroleum Exploration Co., Ltd.	17,700	664,462
Kamigumi Co., Ltd.	32,600	671,532
Kato Sangyo Co., Ltd.	10,400	276,398
Kyorin Pharmaceutical Co., Ltd. (f)	96,200	1,175,301
Medipal Holdings Corp.	10,700	180,865
Mitsubishi Corp.	5,900	281,080
Mitsui & Co., Ltd.	9,300	337,070
SK Kaken Co., Ltd.	6,400	292,753
Suzuken Co., Ltd.	30,800	952,543
Toho Holdings Co., Ltd. (f)	15,400	328,958
West Japan Railway Co.	22,000	910,245
		9,391,932
Kazakhstan — 0.5%
Halyk Savings Bank of Kazakhstan JSC - GDR (h)	92,228	1,230,286
NAC Kazatomprom JSC - GDR (h)	24,405	1,076,296
NAC Kazatomprom JSC - GDR, 144A Shares (g)	73,742	3,255,709
		5,562,291
Lebanon — 0.0%
Solidere - ADR (a) (c) (d) (h)	38,451	438,630

Luxembourg — 0.0%
Ardagh Metal Packaging SA	174,886	547,393

Malaysia — 0.1%
Genting Plantations Bhd	284,500	327,041

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Oriental Holdings Bhd	198,500	$269,128
		596,169
Malta — 0.4%
Kambi Group plc (a)	320,719	4,766,009

Mexico — 0.2%
Coca-Cola Femsa SAB de CV - SPADR	6,215	487,504
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	88,859	603,353
Fomento Economico Mexicano SAB de CV - SPADR	7,958	868,616
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	2,164	188,073
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,511	371,268
		2,518,814
Netherlands — 0.0%
NXP Semiconductors NV	1,826	365,054

New Zealand — 0.0%
Eroad, Ltd. (a)	128,400	52,010

Puerto Rico — 0.1%
EVERTEC, Inc.	19,015	706,977
Liberty Latin America, Ltd., Class C (a)	837	6,830
Popular, Inc.	1,883	118,648
		832,455
Russia — 0.0%
Etalon Group plc - GDR (a) (c) (d) (h)	599,848	—
Etalon Group plc - GDR - LSE Shares (a) (c) (d) (h)	84,223	—
Federal Grid Co. - Rosseti PJSC (a) (c) (d)	1,019,443,892	—
Gazprom PJSC (a) (c) (d)	1,409,587	—
Lenta International Co. PJSC - GDR (a) (c) (d)	351,208	—
LSR Group PJSC (c) (d)	96,020	—
Moscow Exchange MICEX-RTS PJSC (c) (d)	798,487	—
Polyus PJSC - GDR (a) (c) (d) (h)	34,231	—
RusHydro PJSC (c) (d)	354,557,380	—
Sberbank of Russia PJSC (c) (d)	688,194	—
VTB Bank PJSC (a) (c) (d)	2,650,300,990	—
		—
Singapore — 0.4%
First Resources, Ltd.	1,008,300	1,125,866
Golden Agri-Resources, Ltd.	16,316,000	3,158,226
Yoma Strategic Holdings, Ltd. (a) (f)	3,695,700	235,538
		4,519,630
South Africa — 0.5%
Gold Fields, Ltd. (f)	83,347	905,902

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Harmony Gold Mining Co., Ltd. - SPADR	466,514	$1,754,092
Impala Platinum Holdings, Ltd. (f)	554,216	2,882,197
		5,542,191
South Korea — 1.6%
Chong Kun Dang Pharmaceutical Corp.	527	36,534
DL E&C Co., Ltd.	51,156	1,180,535
GS Holdings Corp.	19,716	580,833
Hana Financial Group, Inc.	30,693	965,245
Hankook & Company	85,156	698,818
Hyundai Department Store Co., Ltd.	31,501	1,479,353
Korea Electric Power Corp. (a)	102,211	1,359,952
Korea Electric Power Corp. - SPADR (a) (f)	106,105	683,316
Korean Reinsurance Co.	89,963	549,180
KT Corp.	34,961	858,696
KT Corp. - SPADR (f)	364,307	4,670,416
LG Corp.	25,823	1,599,030
LG Uplus Corp.	499,908	3,837,100
Lotte Chemical Corp.	7,763	788,441
LX Holdings Corp.	25,711	142,883
PHA Co. Ltd.	23,013	166,354
		19,596,686
Spain — 0.2%
Amadeus IT Group SA	45,926	2,767,670

Sri Lanka — 0.0%
Hemas Holdings plc	1,337,560	327,901

Sweden — 1.2%
Alleima AB (b)	1	5
Atlas Copco AB, Shares - B (b)	160,908	1,879,773
Boule Diagnostics AB (a)	180,978	155,025
Elanders AB, Shares - B	35,273	315,585
Electrolux Professional AB, Class B (b)	166,052	855,732
Fortnox AB (b)	295,725	1,573,324
Greater Than AB (a)	280,071	1,968,455
Hexagon AB, Shares - B	12,000	102,131
Infant Bacterial Therapeutics AB (a)	61,765	442,694
Investor AB, Shares - B (b)	146,180	2,797,977
JM AB (b)	29,270	396,369
Nibe Industrier AB, Shares - B (b)	61,241	399,087
Nolato AB, Shares - B (b)	99,825	408,616
Skandinaviska Enskilda Banken AB, Class A (b)	275,010	3,275,673
		14,570,446
Switzerland — 0.2%
Garrett Motion, Inc. (a)	40,571	319,700
Sportradar Holding AG, Class A (a)	167,723	1,678,907
		1,998,607

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Thailand — 0.1%
Kasikornbank PCL	167,200	$579,803

Ukraine — 0.1%
Astarta Holding plc	45,135	311,089
MHP SE - GDR - OTC Shares (a)	236,097	800,751
		1,111,840
United Kingdom — 1.3%
Atlassian Corp., Class A (a)	24,021	4,840,472
British American Tobacco plc - SPADR	30,946	972,014
Diageo plc	91,134	3,360,915
Gabriel Resources, Ltd. (a)	1,962,000	635,582
Genius Sports, Ltd. (a) (b)	77,410	412,595
Janus Henderson Group plc	2,501	64,576
Liberty Global plc, Class C (a)	23,553	437,144
Unilever plc	82,550	4,073,689
Yellow Cake plc (a) (g)	225,979	1,542,863
		16,339,850
Total Foreign Common Stocks (Cost $360,860,352)		320,473,758
Total Common Stocks (Cost $873,597,242)		853,856,607

	Principal Amount	Value

Participation Notes — 0.1%
UBS AG, Gloden Co. Ltd., Class A., Equity Linked Notes, Expiring 07/22/24 (China) (a) (c)	$125,000	$399,778
UBS AG, Haier Smart Home Co. Ltd., Class A., Equity Linked Notes, Expiring 09/17/24 (China) (a) (c)	51,900	167,693
UBS AG, TKD Science and Technology Co., Ltd., Equity Linked Notes, Expiring 02/08/24 (China) (a) (c)	420,113	896,128
Total Participation Notes (Cost $1,662,389)		1,463,599

	Number of Contracts	Value

Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c) (Cost $77,784)	367,492	$196,608

Warrants — 0.0%
Alpha Lithium Corp., Expiring 12/10/23 (Canada) (a) (c)	32,800	2,207
American Lithium Corp., Expiring 11/03/23 (Canada) (a) (c)	27,900	2
American Pacific Mining Corp., Expiring 12/13/23 (Canada) (a) (c)	30,550	—
Aretto Wellness, Inc., Expiring 03/05/24 (Canada) (a)	5,197	38
Ascot Resources, Ltd., Expiring 03/08/24 (Canada) (a) (c)	63,350	5

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Contracts	Value

Atlas Salt, Inc., Expiring 01/16/25 (Canada) (a) (c)	137,250	$9,993
Cardiol Therapeutics, Inc., Expiring 11/05/24 (Canada) (a) (c)	7,900	302
Century Lithium Corp., Expiring 02/04/24 (Canada) (a) (c)	37,100	—
Century Lithium Corp., Expiring 03/22/24 (Canada) (a) (c)	63,100	1
Critical Elements Lithium Corp., Expiring 12/03/23 (Canada) (a) (c)	26,350	487
EBET, Inc., Expiring 08/02/28 (United States) (a) (c)	8,000	234
Encore Energy Corp., Expiring 02/08/26 (Canada) (a) (c)	49,400	61,098
Esports Technologies, Inc., Expiring 11/30/26 (United States) (a) (c) (e)	30,162	745
FG Acquisition Corp., Expiring 04/05/30 (Canada) (a)	16,150	17,765
Givex Corp., Expiring 11/25/23 (Canada) (a) (c)	30,000	—
Global Atomic Corp., Expiring 09/17/24 (Canada) (a) (c)	61,100	16,197
Gryphon Digital Mining, Inc., Expiring 06/30/24 (United States) (a) (c) (d) (e)	10,298	11
Heliostar Metals, Ltd., Expiring 03/09/26 (Canada) (a) (c)	131,700	—
Hive Digital Technologies, Ltd., Expiring 05/30/24 (Canada) (a)	20,100	4,587
I-80 Gold Corp., Expiring 03/28/24 (Canada) (a) (c)	95,000	697
Organigram Holdings, Inc., Expiring 11/12/23 (Canada) (a) (c)	45,000	—
Rambler Metals & Mining plc, Expiring 01/13/26 (United Kingdom) (a) (c) (d)	9,834	—
Revive Therapeutics, Ltd., Expiring 02/12/24 (Canada) (a) (c)	85,700	52
Royal Helium, Ltd., Expiring 06/30/25 (Canada) (a) (c) (e)	1,159,587	74,165
Royal Helium, Ltd., Expiring 01/10/26 (Canada) (a) (c) (e)	1,538,400	107,981
Somerset Energy Partners Corp., Expiring 04/08/24 (Canada) (a) (c) (d) (e)	130,200	4,508
Swiftmerge Acquisition Corp., Expiring 12/15/26 (United States) (a) (c) (e)	9,258	926
The Valens Co., Inc., Expiring 01/29/24 (Canada) (a) (c)	43,100	468
The Valens Co., Inc., Expiring 06/01/24 (Canada) (a) (c)	37,950	235
Trillion Energy International, Inc., Expiring 06/29/25 (Canada) (a)	1,561,485	97,719
Ur-Energy, Inc., Expiring 02/21/26 (Canada) (a) (c)	50,000	25,246
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (c)	75,000	7,354
Total Warrants (Cost $192,748)		433,023

	Principal Amount	Value

Corporate Bonds — 0.2%

Banks — 0.1%
Bank of Nova Scotia (The) (VRN), 8.625%, 10/27/82 (Canada)	$803,000	$800,761
Toronto-Dominion Bank (The) (VRN), 8.125%, 10/31/82 (Canada)	793,100	789,617
Total Banks (Cost $1,602,528)		1,590,378

Oil, Gas & Consumable Fuels — 0.1%
Royal Helium, Ltd., 14.000%, 12/31/25 (Canada) (a) (c) (e)	370,000	345,750
Trillion Energy International, Inc., 12.000%, 04/30/25 (Canada)(c) (d) (e)	453,800	334,107
Total Oil, Gas & Consumable Fuels (Cost $564,957)		679,857
Total Corporate Bonds (Cost $2,167,485)		2,270,235

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Principal Amount	Value

Convertible Bonds — 0.1%

Health Care Equipment & Supplies — 0.0%
Synaptive Medical, Inc. 10.000%, 10/31/24 (a) (c) (d) (e)	$120,000	$120,000

Oil, Gas & Consumable Fuels — 0.1%
Royal Helium, Ltd. 12.000%, 06/30/25 (Canada) (a) (c) (d) (e)	429,000	315,848
Total Convertible Bonds (Cost $439,565)		435,848

US Treasury Bonds/Notes — 7.3%
US Treasury Note, 2.750%, 07/31/27	2,450,000	2,282,520
US Treasury Note, 3.625%, 03/31/28	1,891,000	1,813,218
US Treasury Note, 2.000%, 06/30/24	843,000	821,464
US Treasury Note, 0.375%, 09/15/24 (f)	1,735,000	1,653,401
US Treasury Note, 1.500%, 09/30/24	4,264,000	4,101,768
US Treasury Note, 4.500%, 11/30/24	6,817,000	6,748,564
US Treasury Note, 1.500%, 02/15/25	3,264,000	3,100,545
US Treasury Note, 2.125%, 05/15/25	2,070,000	1,971,675
US Treasury Note, 0.250%, 05/31/25	1,746,000	1,610,003
US Treasury Note, 3.000%, 07/15/25	965,000	929,981
US Treasury Note, 2.250%, 11/15/25 (f)	1,907,000	1,801,966
US Treasury Note, 0.375%, 11/30/25	2,022,900	1,833,174
US Treasury Note, 0.375%, 01/31/26	1,523,000	1,371,116
US Treasury Note, 0.500%, 02/28/26	1,648,000	1,483,586
US Treasury Note, 1.875%, 07/31/26	1,973,000	1,820,247
US Treasury Note, 1.125%, 10/31/26	2,487,000	2,228,585
US Treasury Note, 1.250%, 12/31/26	2,509,000	2,247,711
US Treasury Note, 1.500%, 01/31/27	2,489,000	2,241,267
US Treasury Note, 1.875%, 02/28/27	2,249,000	2,047,117
US Treasury Note, 0.500%, 08/31/27	2,400,000	2,043,187
US Treasury Note, 4.125%, 09/30/27	892,000	873,603
US Treasury Note, 0.625%, 11/30/27	2,799,000	2,374,121
US Treasury Note, 1.250%, 03/31/28	1,468,000	1,267,297
US Treasury Note, 1.250%, 05/31/28	1,719,000	1,476,594
US Treasury Note, 2.875%, 08/15/28	900,000	831,199
US Treasury Note, 1.125%, 08/31/28	1,576,000	1,334,983
US Treasury Note, 2.750%, 08/15/32 (f)	14,699,000	12,728,989
US Treasury Note, 3.375%, 05/15/33	15,891,000	14,418,600
US Treasury Note, 3.875%, 08/15/33	12,374,000	11,695,363
Total US Treasury Bonds/Notes (Cost $94,303,197)		91,151,844

	Number of Shares	Value

Acquired Funds — 17.7%

Exchange-Traded Funds (ETFs) — 4.6%
Energy Select Sector SPDR Fund	22,545	$2,037,843

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Financial Select Sector SPDR Fund	496,997	$16,485,391
Health Care Select Sector SPDR Fund (f)	44,352	5,709,876
Technology Select Sector SPDR Fund	94,475	15,487,287
Vanguard Financials ETF (f)	213,451	17,144,384
		56,864,781
Private Investment Funds (i) — 13.1%
Bellus Ventures II, LP (a) (c) (d) (e)	140,251	28,480,454
Eversept Global Healthcare Fund, LP (a) (c) (d) (e)		28,132,319
Farallon Capital Institutional Partners, LP (a) (c) (d) (e)		819,857
Helikon Long Short Equity Fund ICAV (a) (c) (d) (e)	5,774	20,254,239
Honeycomb Partners, LP (a) (c) (d) (e)		24,409,748
Neo Ivy Capital Fund, LP (a) (c) (d) (e)		6,544,967
Northwest Feilong Fund, Ltd. (a) (c) (d) (e)	7,235	18,190,284
QVT Roviant, LP (a) (c) (d) (e)	2,134	8,740,410
Voloridge Fund, LP (a) (c) (d) (e)		27,010,782
		162,583,060
Total Acquired Funds (Cost $172,919,986)		219,447,841

Preferred Stocks — 0.3%
Draegerwerk AG & Co. KGaA, 0.45% (Germany)	15,926	714,249
Hyundai Motor Co., Ltd., 1.42% (South Korea)	17,361	1,362,238
Hyundai Motor Co., Ltd., 1.43% (South Korea)	7,811	608,257
Petroleo Brasileiro SA, 10.50% (Brazil)	184,100	1,268,708
Synaptive Medical, Inc., Class B, 0.00% (Canada) (a) (c) (d) (e)	74,285	185,713
Total Preferred Stocks (Cost $3,472,264)		4,139,165

	Number of Contracts	Value

Purchased Option Contracts — 0.1%

Calls — 0.0%
ADT, Inc., Notional Amount $319,200, Strike Price $8 Expiring 01/19/2024 (United States)	399	$3,591
ADT, Inc., Notional Amount $562,800, Strike Price $7 Expiring 01/19/2024 (United States)	804	20,100
Avantor, Inc., Notional Amount $418,500, Strike Price $22.5 Expiring 01/19/2024 (United States)	186	23,250
Clear Secure, Inc., Notional Amount $73,260, Strike Price $19.8 Expiring 11/17/2023 (United States)	37	3,515
Essity AB, Notional Amount $29,946,000, Strike Price $310 Expiring 12/15/2023 (Sweden)	966	89
Globalstar, Inc., Notional Amount $80,000, Strike Price $2 Expiring 10/20/2023 (United States)	400	800
Globalstar, Inc., Notional Amount $158,600, Strike Price $2 Expiring 01/19/2024 (United States)	793	6,344
Globalstar, Inc., Notional Amount $114,600, Strike Price $1.5 Expiring 01/19/2024 (United States)	764	12,224

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Contracts	Value

NeoGenomics, Inc., Notional Amount $116,250, Strike Price $12.5 Expiring 10/20/2023 (United States)	93	6,975
PayPal Holdings, Inc., Notional Amount $2,936,000, Strike Price $80 Expiring 01/19/2024 (United States)	367	$18,349
S&P 500 Index, Notional Amount $26,100,000, Strike Price $4,500 Expiring 12/15/2023 (United States)	58	235,422
Zimmer Biomet Holdings, Inc., Notional Amount $405,000, Strike Price $150 Expiring 12/15/2023 (United States)	27	810
Total Calls (Cost $1,437,949)		331,469

Puts — 0.1%
AAK AB, Notional Amount $6,650,000, Strike Price $190 Expiring 12/15/2023 (Sweden)	350	$10,892
Axfood AB, Notional Amount $7,488,000, Strike Price $240 Expiring 03/15/2024 (Sweden)	312	19,419
Call EUR vs. Put JPY, Notional Amount $100,640,000,000, Strike Price $136 Expiring 09/05/2024 (Germany)	7,400,000	75,177
Call EUR vs. Put JPY, Notional Amount $100,640,000,000, Strike Price $136 Expiring 09/06/2024 (Germany)	7,400,000	75,514
Chefs’ Warehouse, Inc., Notional Amount $235,000, Strike Price $25 Expiring 11/17/2023 (United States)	94	37,600
Evolution AB, Notional Amount $5,928,000, Strike Price $1,140 Expiring 12/15/2023 (Sweden)	52	31,413
Evolution AB, Notional Amount $8,100,000, Strike Price $1,080 Expiring 12/15/2023 (Sweden)	75	26,257
Industrivarden AB, Notional Amount $8,632,000, Strike Price $260 Expiring 12/15/2023 (Sweden)	332	4,558
Sandvik AB, Notional Amount $20,845,500, Strike Price $195 Expiring 10/20/2023 (Sweden)	1,069	14,677
Stora Enso Oyj, Notional Amount $14,844,000, Strike Price $120 Expiring 12/15/2023 (Sweden)	1,237	17,549
Svenska Cellulosa AB SCA, Notional Amount $16,159,000, Strike Price $130 Expiring 03/15/2024 (Sweden)	1,243	25,029
Volvo AB, Notional Amount $38,437,500, Strike Price $205 Expiring 12/15/2023 (Sweden)	1,875	33,466
Total Puts (Cost $1,262,511)		371,551
Total Purchased Option Contracts (Cost $2,700,460)		703,020

	Number of Units	Value

Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (c) (d) (e)	260,322	$—

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Principal Amount	Value

Short-Term Investments — 14.2%

Repurchase Agreement — 10.2%
Fixed Income Clearing Corp. issued on 09/29/23 (proceeds at maturity $126,677,914) (collateralized by US Treasury Note, due 04/30/26 with a total par value of $96,036,200 and a total market value of $86,745,089; US Treasury Notes, due 05/15/26 with a total par value of $41,113,000 and a total market value of $40,386,260; US Treasury Notes, due 07/31/25 with a total par value of $2,253,400 and a total market value of $2,062,956), 1.600%, 10/02/23
(Cost $126,661,025)	$126,661,025	$126,661,025

Unaffiliated Investment Company — 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.360%, (j) (k)
(Cost $9,795,364)	9,795,364	9,795,364

US Treasury Bills — 3.2%
US Treasury Bills, 5.416%, 11/16/23 (j)	11,889,400	11,810,709
US Treasury Bills, 5.418%, 11/21/23 (j)	1,705,800	1,693,224
US Treasury Bills, 5.467%, 12/28/23 (j)	1,715,400	1,693,387
US Treasury Bills, 5.532%, 03/28/24 (j)	25,690,000	25,014,768
Total US Treasury Bills (Cost $40,207,185)		40,212,088
Total Short-Term Investments (Cost $176,663,574)		176,668,477
Total Investments — 108.6% (Cost $1,328,196,694)		1,350,766,267
Liabilities in Excess of Other Assets — (8.6)%		(106,694,218)
Net Assets — 100.0%		$1,244,072,049

Securities Sold Short — (11.2)%

	Number of Shares	Value

Common Stocks — (11.2)%

US Common Stocks — (7.9)%

Aerospace & Defense — (0.0)%
Axon Enterprise, Inc. (a)	(1,464)	(291,321)
Mercury Systems, Inc. (a)	(7,056)	(261,707)
		(553,028)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Automobile Components — (0.0)%
Fox Factory Holding Corp. (a)	(2,949)	$(292,187)
LCI Industries	(789)	(92,644)
QuantumScape Corp. (a)	(9,337)	(62,465)
		(447,296)
Automobiles — (0.1)%
Harley-Davidson, Inc.	(2,465)	(81,493)
Lucid Group, Inc. (a)	(98,534)	(550,805)
Rivian Automotive, Inc., Class A (a)	(8,719)	(211,697)
Tesla, Inc. (a)	(606)	(151,633)
Thor Industries, Inc.	(5,412)	(514,844)
Winnebago Industries, Inc.	(1,203)	(71,519)
		(1,581,991)
Banks — (0.1)%
First Financial Bankshares, Inc.	(10,017)	(251,627)
Park National Corp.	(936)	(88,471)
Western Alliance Bancorp	(6,192)	(284,646)
		(624,744)
Beverages — (0.1)%
Boston Beer Co., Inc. (The), Class A (a)	(1,644)	(640,387)
Celsius Holdings, Inc. (a)	(985)	(169,026)
MGP Ingredients, Inc.	(4,591)	(484,259)
		(1,293,672)
Biotechnology — (0.3)%
Alnylam Pharmaceuticals, Inc. (a)	(2,267)	(401,486)
Apellis Pharmaceuticals, Inc. (a)	(15,392)	(585,512)
Arrowhead Pharmaceuticals, Inc. (a)	(1,296)	(34,823)
Ionis Pharmaceuticals, Inc. (a)	(4,867)	(220,767)
Karuna Therapeutics, Inc. (a)	(3,645)	(616,333)
Mirati Therapeutics, Inc. (a)	(6,018)	(262,144)
Moderna, Inc. (a)	(2,379)	(245,727)
Natera, Inc. (a)	(1,919)	(84,916)
Roivant Sciences, Ltd. (a)	(37,828)	(441,831)
Twist Bioscience Corp. (a)	(58,969)	(1,194,712)
		(4,088,251)
Broadline Retail — (0.1)%
Etsy, Inc. (a)	(3,990)	(257,674)
Kohl’s Corp.	(33,434)	(700,777)
		(958,451)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Building Products — (0.1)%
Advanced Drainage Systems, Inc.	(3,915)	$(445,644)
AZEK Co., Inc. (The) (a)	(8,827)	(262,515)
Lennox International, Inc.	(390)	(146,032)
Trex Co., Inc. (a)	(11,069)	(682,183)
		(1,536,374)
Capital Markets — (0.1)%
Coinbase Global, Inc., Class A (a)	(16,119)	(1,210,215)
Houlihan Lokey, Inc.	(3,634)	(389,274)
		(1,599,489)
Chemicals — (0.1)%
Celanese Corp.	(3,790)	(475,721)
Chemours Co. (The)	(11,354)	(318,480)
Ginkgo Bioworks Holdings, Inc. (a)	(202,656)	(366,807)
Tronox Holdings plc	(31,442)	(422,580)
		(1,583,588)
Commercial Services & Supplies — (0.0)%
Aris Water Solutions, Inc., Class A	(33,384)	(333,172)
Casella Waste Systems, Inc., Class A (a)	(945)	(72,104)
		(405,276)
Communications Equipment — (0.1)%
Calix, Inc. (a)	(3,486)	(159,798)
Extreme Networks, Inc. (a)	(18,272)	(442,365)
F5, Inc. (a)	(153)	(24,655)
Lumentum Holdings, Inc. (a)	(14,038)	(634,237)
Viasat, Inc. (a)	(5,922)	(109,320)
		(1,370,375)
Construction & Engineering — (0.1)%
Comfort Systems USA, Inc.	(3,564)	(607,341)
Quanta Services, Inc.	(1,379)	(257,970)
		(865,311)
Consumer Finance — (0.1)%
Ally Financial, Inc.	(7,456)	(198,926)
Credit Acceptance Corp. (a)	(499)	(229,600)
SoFi Technologies, Inc. (a)	(115,440)	(922,366)
		(1,350,892)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Consumer Staples Distribution & Retail — (0.2)%
BJ’s Wholesale Club Holdings, Inc. (a)	(9,567)	$(682,797)
Grocery Outlet Holding Corp. (a)	(4,738)	(136,691)
Sprouts Farmers Market, Inc. (a)	(31,098)	(1,330,994)
United Natural Foods, Inc. (a)	(17,703)	(250,321)
		(2,400,803)
Containers & Packaging — (0.0)%
Ball Corp.	(4,742)	(236,057)

Distributors — (0.0)%
Pool Corp.	(791)	(281,675)

Diversified Consumer Services — (0.2)%
Duolingo, Inc. (a)	(6,435)	(1,067,374)
European Wax Center, Inc., Class A (a)	(65,407)	(1,059,593)
Frontdoor, Inc. (a)	(23,158)	(708,403)
H&R Block, Inc.	(4,313)	(185,718)
Service Corp. International	(598)	(34,170)
		(3,055,258)
Diversified Telecommunication Services — (0.1)%
Cogent Communications Holdings, Inc.	(8,724)	(540,015)
Iridium Communications, Inc.	(2,936)	(133,559)
		(673,574)
Electric Utilities — (0.1)%
Constellation Energy Corp.	(2,117)	(230,923)
Otter Tail Corp.	(9,036)	(686,013)
Southern Co. (The)	(2,424)	(156,881)
		(1,073,817)
Electrical Equipment — (0.2)%
Atkore, Inc. (a)	(724)	(108,014)
Bloom Energy Corp., Class A (a)	(18,539)	(245,827)
Encore Wire Corp.	(3,946)	(719,987)
Plug Power, Inc. (a)	(94,810)	(720,556)
Shoals Technologies Group, Inc., Class A (a)	(47,968)	(875,416)
		(2,669,800)
Electronic Equipment, Instruments & Components — (0.1)%
Badger Meter, Inc.	(4,342)	(624,683)
Cognex Corp.	(2,006)	(85,135)
Novanta, Inc. (a)	(3,446)	(494,294)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Vishay Intertechnology, Inc.	(1,382)	$(34,163)
		(1,238,275)
Entertainment — (0.2)%
Cinemark Holdings, Inc. (a)	(9,847)	(180,693)
ROBLOX Corp., Class A (a)	(40,317)	(1,167,580)
Roku, Inc. (a)	(9,313)	(657,405)
Spotify Technology SA (Sweden) (a)	(980)	(151,547)
		(2,157,225)
Financial Services — (0.2)%
A-Mark Precious Metals, Inc.	(7,018)	(205,838)
Affirm Holdings, Inc. (a)	(49,081)	(1,043,953)
Shift4 Payments, Inc., Class A (a)	(2,083)	(115,336)
Toast, Inc., Class A (a)	(24,750)	(463,567)
Western Union Co. (The)	(2,819)	(37,154)
		(1,865,848)
Food Products — (0.1)%
Cal-Maine Foods, Inc.	(4,857)	(235,176)
Campbell Soup Co.	(1,266)	(52,007)
Freshpet, Inc. (a)	(9,196)	(605,833)
McCormick & Co., Inc.	(3,921)	(296,584)
		(1,189,600)
Gas Utilities — (0.0)%
Southwest Gas Holdings, Inc.	(1,290)	(77,929)

Ground Transportation — (0.2)%
ArcBest Corp.	(5,213)	(529,902)
Avis Budget Group, Inc. (a)	(2,938)	(527,929)
Old Dominion Freight Line, Inc.	(66)	(27,003)
Saia, Inc. (a)	(1,702)	(678,502)
XPO, Inc. (a)	(9,222)	(688,515)
		(2,451,851)
Health Care Equipment & Supplies — (0.2)%
ICU Medical, Inc. (a)	(2,247)	(267,416)
iRhythm Technologies, Inc. (a)	(3,326)	(313,509)
Lantheus Holdings, Inc. (a)	(1,196)	(83,098)
Masimo Corp. (a)	(7,547)	(661,721)
Neogen Corp. (a)	(30,870)	(572,330)
Novocure, Ltd. (a)	(5,420)	(87,533)
Penumbra, Inc. (a)	(819)	(198,124)
QuidelOrtho Corp. (a)	(1,154)	(84,288)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Tandem Diabetes Care, Inc. (a)	(14,282)	$(296,637)
		(2,564,656)
Health Care Providers & Services — (0.2)%
Acadia Healthcare Co., Inc. (a)	(6,185)	(434,867)
agilon health, Inc. (a)	(62,460)	(1,109,290)
DocGo, Inc. (a)	(55,432)	(295,452)
Henry Schein, Inc. (a)	(631)	(46,852)
R1 RCM, Inc. (a)	(28,361)	(427,400)
US Physical Therapy, Inc.	(3,045)	(279,318)
		(2,593,179)
Health Care REITs — (0.2)%
Medical Properties Trust, Inc.	(46,018)	(250,798)
Welltower, Inc.	(20,899)	(1,712,046)
		(1,962,844)
Health Care Technology — (0.0)%
Doximity, Inc., Class A (a)	(4,832)	(102,535)
Teladoc Health, Inc. (a)	(12,976)	(241,224)
		(343,759)
Hotels, Restaurants & Leisure — (0.5)%
Airbnb, Inc., Class A (a)	(1,920)	(263,443)
Brinker International, Inc. (a)	(13,875)	(438,311)
Carnival Corp. (a)	(21,519)	(295,241)
Choice Hotels International, Inc.	(2,506)	(307,010)
Churchill Downs, Inc.	(11,186)	(1,298,023)
Cracker Barrel Old Country Store, Inc.	(2,682)	(180,230)
DoorDash, Inc., Class A (a)	(4,517)	(358,966)
DraftKings, Inc., Class A (a)	(5,128)	(150,968)
Hyatt Hotels Corp., Class A	(1,851)	(196,354)
Krispy Kreme, Inc.	(104,584)	(1,304,163)
Light & Wonder, Inc. (a)	(2,912)	(207,713)
Norwegian Cruise Line Holdings, Ltd. (a)	(14,808)	(244,036)
Penn Entertainment, Inc. (a)	(7,665)	(175,912)
Shake Shack, Inc., Class A (a)	(5,602)	(325,308)
Wingstop, Inc.	(2,450)	(440,608)
Wyndham Hotels & Resorts, Inc.	(1,812)	(126,007)
Wynn Resorts, Ltd.	(2,274)	(210,140)
		(6,522,433)
Household Durables — (0.1)%
Helen of Troy, Ltd. (a)	(5,433)	(633,270)
Landsea Homes Corp. (a)	(21,626)	(194,418)
LGI Homes, Inc. (a)	(347)	(34,523)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Tempur Sealy International, Inc.	(7,853)	$(340,349)
		(1,202,560)
Household Products — (0.0)%
WD-40 Co.	(604)	(122,757)

Independent Power & Renewable Electricity Producers — (0.0)%
Ormat Technologies, Inc.	(1,558)	(108,935)

Insurance — (0.1)%
Kinsale Capital Group, Inc.	(427)	(176,834)
Trupanion, Inc. (a)	(30,635)	(863,907)
		(1,040,741)
Interactive Media & Services — (0.1)%
IAC, Inc. (a)	(888)	(44,747)
Pinterest, Inc., Class A (a)	(1,772)	(47,897)
Snap, Inc., Class A (a)	(53,976)	(480,926)
Yelp, Inc. (a)	(709)	(29,487)
		(603,057)
IT Services — (0.1)%
Akamai Technologies, Inc. (a)	(1,562)	(166,415)
Cloudflare, Inc., Class A (a)	(5,522)	(348,107)
Globant SA (Uruguay) (a)	(69)	(13,652)
Kyndryl Holdings, Inc. (a)	(3,922)	(59,222)
Okta, Inc. (a)	(1,041)	(84,852)
Twilio, Inc., Class A (a)	(2,178)	(127,478)
		(799,726)
Leisure Products — (0.3)%
Acushnet Holdings Corp.	(19,849)	(1,052,791)
Mattel, Inc. (a)	(2,950)	(64,989)
Peloton Interactive, Inc., Class A (a)	(212,170)	(1,071,459)
Topgolf Callaway Brands Corp. (a)	(13,730)	(190,023)
YETI Holdings, Inc. (a)	(20,270)	(977,419)
		(3,356,681)
Life Sciences Tools & Services — (0.2)%
Azenta, Inc. (a)	(13,721)	(688,657)
Illumina, Inc. (a)	(3,705)	(508,622)
Repligen Corp. (a)	(4,908)	(780,421)
		(1,977,700)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of
	Shares	Value

Machinery — (0.3)%
Chart Industries, Inc. (a)	(10,405)	$(1,759,694)
Kadant, Inc.	(3,949)	(890,697)
Mueller Industries, Inc.	(6,374)	(479,070)
Snap-on, Inc.	(409)	(104,319)
Wabash National Corp.	(29,360)	(620,083)
		(3,853,863)
Media — (0.2)%
Fox Corp., Class A	(5,678)	(177,154)
Interpublic Group of Cos., Inc.	(2,305)	(66,061)
News Corp., Class A	(39,682)	(796,021)
Paramount Global, Class B	(83,606)	(1,078,517)
		(2,117,753)
Metals & Mining — (0.3)%
Alcoa Corp.	(13,441)	(390,595)
Century Aluminum Co. (a)	(66,381)	(477,279)
MP Materials Corp. (a)	(90,139)	(1,721,655)
Piedmont Lithium, Inc. (a)	(8,395)	(333,282)
Steel Dynamics, Inc.	(2,004)	(214,869)
		(3,137,680)
Office REITs — (0.0)%
Vornado Realty Trust	(14,018)	(317,928)

Oil, Gas & Consumable Fuels — (0.0)%
EQT Corp.	(2,719)	(110,337)

Passenger Airlines — (0.0)%
American Airlines Group, Inc. (a)	(18,581)	(238,022)
Spirit Airlines, Inc.	(5,336)	(88,044)
United Airlines Holdings, Inc. (a)	(2,096)	(88,661)
		(414,727)
Personal Care Products — (0.1)%
BellRing Brands, Inc. (a)	(2,461)	(101,467)
Coty, Inc., Class A (a)	(11,414)	(125,211)
Edgewell Personal Care Co.	(9,491)	(350,787)
elf Beauty, Inc. (a)	(4,248)	(466,558)
Inter Parfums, Inc.	(1,837)	(246,783)
		(1,290,806)
Pharmaceuticals — (0.1)%
Catalent, Inc. (a)	(14,283)	(650,305)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of
	Shares	Value

Harmony Biosciences Holdings, Inc. (a)	(11,876)	$(389,177)
Prestige Consumer Healthcare, Inc. (a)	(428)	(24,477)
		(1,063,959)
Professional Services — (0.3)%
Ceridian HCM Holding, Inc. (a)	(2,716)	(184,280)
CRA International, Inc.	(3,351)	(337,647)
Equifax, Inc.	(835)	(152,955)
ExlService Holdings, Inc. (a)	(24,040)	(674,081)
Fiverr International, Ltd. (Israel) (a)	(12,461)	(304,921)
FTI Consulting, Inc. (a)	(510)	(90,989)
Kforce, Inc.	(8,682)	(517,968)
Paycor HCM, Inc. (a)	(41,012)	(936,304)
Paylocity Holding Corp. (a)	(41)	(7,450)
Upwork, Inc. (a)	(15,324)	(174,081)
		(3,380,676)
Real Estate Management & Development — (0.1)%
CoStar Group, Inc. (a)	(1,067)	(82,042)
eXp World Holdings, Inc.	(41,764)	(678,247)
Kennedy-Wilson Holdings, Inc.	(15,553)	(229,251)
Zillow Group, Inc., Class C (a)	(4,733)	(218,475)
		(1,208,015)
Residential REITs — (0.0)%
Apartment Investment and Management Co., Class A (a)	(16,003)	(108,820)

Semiconductors & Semiconductor Equipment — (0.1)%
Axcelis Technologies, Inc. (a)	(1,033)	(168,431)
Enphase Energy, Inc. (a)	(831)	(99,845)
Entegris, Inc.	(5,895)	(553,599)
Lattice Semiconductor Corp. (a)	(7,047)	(605,549)
MKS Instruments, Inc.	(2,947)	(255,033)
Wolfspeed, Inc. (a)	(1,453)	(55,359)
		(1,737,816)
Software — (0.6)%
A10 Networks, Inc.	(6,173)	(92,780)
Alarm.com Holdings, Inc. (a)	(6,814)	(416,608)
Bentley Systems, Inc., Class B	(9,945)	(498,841)
Bill.com Holdings, Inc. (a)	(11,900)	(1,291,983)
Clear Secure, Inc., Class A	(19,183)	(365,244)
Confluent, Inc., Class A (a)	(18,357)	(543,551)
DoubleVerify Holdings, Inc. (a)	(2,374)	(66,353)
Envestnet, Inc. (a)	(20,448)	(900,326)
Gitlab, Inc., Class A (a)	(5,873)	(265,577)
nCino, Inc. (a)	(4,296)	(136,613)
Palantir Technologies, Inc., Class A (a)	(32,213)	(515,408)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Samsara, Inc., Class A (a)	(3,619)	$(91,235)
SentinelOne, Inc., Class A (a)	(28,837)	(486,192)
Sprout Social, Inc., Class A (a)	(23,313)	(1,162,852)
UiPath, Inc., Class A (a)	(5,991)	(102,506)
Unity Software, Inc. (a)	(5,986)	(187,901)
Zoom Video Communications, Inc., Class A (a)	(603)	(42,174)
		(7,166,144)
Specialized REITs — (0.0)%
Digital Realty Trust, Inc.	(757)	(91,612)
Iron Mountain, Inc.	(3,663)	(217,766)
		(309,378)
Specialty Retail — (0.6)%
Academy Sports & Outdoors, Inc.	(6,616)	(312,738)
Asbury Automotive Group, Inc. (a)	(1,731)	(398,251)
AutoNation, Inc. (a)	(4,889)	(740,195)
Best Buy Co., Inc.	(18)	(1,251)
Camping World Holdings, Inc., Class A	(13,713)	(279,882)
CarMax, Inc. (a)	(1,417)	(100,224)
Floor & Decor Holdings, Inc., Class A (a)	(5,661)	(512,321)
Foot Locker, Inc.	(35,363)	(613,548)
GameStop Corp., Class A (a)	(103,767)	(1,708,005)
Group 1 Automotive, Inc.	(141)	(37,888)
Lithia Motors, Inc.	(396)	(116,951)
Murphy USA, Inc.	(660)	(225,542)
RH (a)	(1,640)	(433,550)
Sonic Automotive, Inc., Class A	(1,668)	(79,664)
Tractor Supply Co.	(1,967)	(399,399)
Urban Outfitters, Inc. (a)	(8,687)	(283,978)
Wayfair, Inc., Class A (a)	(15,141)	(917,090)
Williams-Sonoma, Inc.	(2,128)	(330,691)
		(7,491,168)
Technology Hardware, Storage & Peripherals — (0.1)%
Corsair Gaming, Inc. (a)	(18,222)	(264,766)
Super Micro Computer, Inc. (a)	(3,204)	(878,601)
Xerox Holdings Corp.	(17,915)	(281,086)
		(1,424,453)
Textiles, Apparel & Luxury Goods — (0.1)%
Crocs, Inc. (a)	(1,679)	(148,138)
Oxford Industries, Inc.	(759)	(72,963)
Steven Madden, Ltd.	(6,399)	(203,296)
Tapestry, Inc.	(1,632)	(46,920)
Under Armour, Inc., Class A (a)	(30,228)	(207,062)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

VF Corp.	(31,640)	$(559,079)
		(1,237,458)
Trading Companies & Distributors — (0.1)%
Boise Cascade Co.	(383)	(39,464)
GATX Corp.	(21)	(2,285)
Rush Enterprises, Inc., Class A	(2,802)	(114,406)
Veritiv Corp.	(3,774)	(637,429)
Watsco, Inc.	(2,255)	(851,759)
		(1,645,343)
Total US Common Stocks (Proceeds $(103,815,110))		(98,845,802)

Foreign Common Stocks — (3.3)%

Brazil — (0.1)%
ERO Copper Corp. (a)	(37,300)	(643,155)
Sigma Lithium Corp. (a)	(12,831)	(416,238)
		(1,059,393)
Canada — (0.6)%
Aecon Group, Inc.	(68,700)	(574,081)
Altus Group, Ltd.	(13,800)	(477,729)
Aritzia, Inc. (a)	(19,100)	(332,290)
Badger Infrastructure Solutions, Ltd.	(17,200)	(439,292)
Canada Goose Holdings, Inc. (a)	(22,300)	(327,050)
Cogeco Communications, Inc.	(5,554)	(257,081)
Converge Technology Solutions Corp.	(75,500)	(154,530)
Docebo, Inc. (a)	(6,344)	(257,263)
Equinox Gold Corp. (a)	(13,800)	(58,014)
Filo Corp. (a)	(15,400)	(230,050)
Freehold Royalties, Ltd.	(50,500)	(546,549)
I-80 Gold Corp. (a)	(255,800)	(386,078)
Lion Electric Co. (The) (a)	(65,100)	(123,658)
Loblaw Cos., Ltd.	(8,800)	(747,668)
MAG Silver Corp. (a)	(14,600)	(150,918)
Metro, Inc.	(12,500)	(649,181)
Premium Brands Holdings Corp.	(4,000)	(280,066)
Shawcor, Ltd. (a)	(13,800)	(161,444)
StorageVault Canada, Inc.	(37,900)	(126,124)
Suncor Energy, Inc.	(12,200)	(419,556)
Tamarack Valley Energy, Ltd.	(141,500)	(406,295)
		(7,104,917)
Denmark — (0.3)%
Ambu A/S, Class B (a)	(18,434)	(191,757)
Chemometec A/S (a)	(8,070)	(382,016)
FLSmidth & Co. A/S	(10,038)	(453,799)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

ISS A/S	(58,259)	$(894,050)
Netcompany Group A/S (a) (g)	(30,037)	(1,136,203)
		(3,057,825)
Finland — (0.1)%
Stora Enso Oyj, Shares - R	(103,924)	(1,300,912)
TietoEVRY Oyj	(12,470)	(280,102)
		(1,581,014)
Israel — (0.0)%
Mobileye Global, Inc., Class A (a)	(1,574)	(65,399)
Oddity Tech, Ltd., Class A (a)	(9,962)	(282,423)
		(347,822)
Norway — (0.2)%
Kitron ASA	(140,014)	(463,821)
Mowi ASA	(106,876)	(1,892,165)
		(2,355,986)
Singapore — (0.0)%
Kulicke & Soffa Industries, Inc.	(8,639)	(420,115)

Sweden — (1.9)%
AAK AB	(93,678)	(1,685,853)
Addnode Group AB	(42,544)	(258,078)
AQ Group AB	(20,480)	(778,798)
Axfood AB	(70,836)	(1,623,504)
Betsson AB, Class B (a)	(25,589)	(281,527)
Bilia AB, Shares - A	(28,942)	(281,010)
Boozt AB (a) (g)	(36,857)	(304,877)
Clas Ohlson AB, Shares - B	(41,308)	(441,847)
Elekta AB, Class B	(34,813)	(235,961)
Embracer Group AB (a)	(91,747)	(182,745)
Evolution AB (g)	(9,948)	(1,002,439)
Fastighets AB Balder, Shares - B (a)	(49,734)	(222,666)
Hanza AB	(24,372)	(150,724)
Hexagon AB, Class B	(97,800)	(832,368)
Holmen AB, Shares - B	(8,365)	(324,774)
Industrivarden AB, Shares - A	(52,615)	(1,386,828)
Instalco AB	(135,879)	(402,570)
Investment AB Latour, Shares - B	(101,531)	(1,782,219)
L E Lundbergforetagen AB, Shares - B	(6,399)	(266,716)
Lifco AB, Shares - B	(65,766)	(1,150,444)
Loomis AB	(26,063)	(699,858)
Munters Group AB (g)	(101,462)	(1,298,238)
NCAB Group AB	(111,808)	(549,527)
New Wave Group AB, Shares - B	(34,432)	(238,495)
Sandvik AB	(58,051)	(1,064,311)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Shares	Value

Sectra AB, Class B (a)	(48,496)	$(572,320)
SkiStar AB	(73,966)	(755,796)
Surgical Science Sweden AB (a)	(31,005)	(426,432)
Svenska Cellulosa AB SCA, Class B	(137,805)	(1,884,614)
Svenska Handelsbanken AB, Shares - A	(183,531)	(1,631,459)
Sweco AB, Shares - B	(35,515)	(330,476)
Truecaller AB, Class B (a)	(97,438)	(338,705)
		(23,386,179)
Switzerland — (0.0)%
On Holding AG, Class A (a)	(16,518)	(459,531)

United Kingdom — (0.0)%
Clarivate plc (a)	(37,890)	(254,242)
TechnipFMC plc	(4,823)	(98,100)
		(352,342)
Uruguay — (0.1)%
Dlocal, Ltd. (a)	(40,025)	(767,279)
Total Foreign Common Stocks (Proceeds $(46,730,081))		(40,892,403)
Total Common Stocks (Proceeds $(150,545,191))		(139,738,205)
Total Securities Sold Short —(11.2)% (Proceeds $(150,545,191))		$(139,738,205)

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2023	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
221	12/29/2023	U.S. Treasury Note 3 Year Futures	$45,781,050	$45,589,883	$(191,167)
138	12/19/2023	Ultra U.S. Treasury Note 10 Year Futures	15,569,069	15,395,625	(173,444)
98	12/19/2023	U.S. Treasury Note 10 Year Futures	10,773,426	10,590,125	(183,301)
					(547,912)
		Foreign Currency-Related
478	12/18/2023	Euro Foreign Exchange Currency Futures	64,385,606	63,409,688	(975,918)
236	12/18/2023	British Pound Currency Futures	18,416,359	18,009,750	(406,609)
116	12/18/2023	Swiss Franc Currency Futures	16,431,884	15,973,200	(458,684)
91	12/18/2023	Australian Dollar Currency Futures	5,863,054	5,874,050	10,996
					(1,830,215)
		Equity-Related
1,787	12/15/2023	Eurex EURO STOXX 50 Index Futures	81,063,556	79,426,421	(1,637,135)
519	12/15/2023	MSCI Japan Index Futures	39,909,237	38,722,590	(1,186,647)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2023	Unrealized Appreciation/ (Depreciation)
65	12/15/2023	Russell E-mini 1000 Value Index Futures	$5,073,152	$4,900,350	$(172,802)
450	12/21/2023	S&P ASX Share Price 200 Index Futures	52,607,732	51,254,363	(1,353,369)
					(4,349,953)
		Short Financial Futures Contracts
		Equity-Related
(460)	12/15/2023	MSCI EAFE Index Futures	(48,647,985)	(46,954,500)	1,693,485
(941)	12/15/2023	MSCI Emerging Markets Index Futures	(46,543,805)	(44,956,275)	1,587,530
(207)	12/15/2023	S&P 500 Index Futures	(46,688,643)	(44,768,925)	1,919,718
					5,200,733
					$(1,527,347)

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
10/02/2023	Morgan Stanley Capital Services, Inc.	USD	4,846,569	DKK	33,200,000	$140,320
10/02/2023	Morgan Stanley Capital Services, Inc.	USD	894,236	EUR	828,700	18,093
11/21/2023	Barclays Bank plc	USD	16,346,716	CNH	114,324,796	657,087
11/30/2023	Morgan Stanley Capital Services, Inc.	USD	21,839,876	CAD	29,500,000	29,418
12/14/2023	Barclays Bank plc	USD	35,000,000	CNH	239,290,345	2,122,850
01/12/2024	Barclays Bank plc	USD	7,955,131	CNH	52,757,400	694,907
						3,662,675

Over-the-Counter Swap contracts

Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
07/29/2024	Goldman Sachs International	0.300%	Bloomberg Ex-Energy (1)	USD	Quarterly	$45,860,004	$177,107
03/18/2024	Goldman Sachs International	SOFR+45 bps	GSCBRATN Index 1yr (Net Total Return) (2)	USD	Quarterly	24,561,069	(955,819)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

Over-the-Counter Swap contracts

Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ (Depreciation)
Short Total Return Swap Contracts
08/12/2024	Goldman Sachs International	LIBOR plus 4.19% (l)	Hang Seng China Enterprises Index Net Total Return Index	USD	Quarterly	$20,405,700	$940,307

(1) The following table represents the individual positions in the Bloomberg Ex-Energy Subindex Index as of September 30, 2023:

Futures Contract	Maturity	% of Index	Notional amount
Cash		0.41%	$186,043
CBT Soybean Oil Futures	Jan-24	2.89%	1,323,267
CBT Soybean Oil Futures	Jan-24	11.53%	5,287,082
CBT Soybean Oil Futures	Dec-23	-11.75%	(5,389,412)
CBT Corn Futures	Jan-24	4.31%	1,975,856
CBT Corn Futures	Dec-23	-0.13%	(61,182)
NYM WTI Crude Oil Futures	Jan-24	9.23%	4,233,183
NYM WTI Crude Oil Futures	Jan-24	36.88%	16,913,582
NYM WTI Crude Oil Futures	Nov-23	-38.81%	(17,799,523)
ICE BRENT Crude Oil Futures	Jan-24	8.40%	3,854,419
ICE BRENT Crude Oil Futures	Jan-24	-0.28%	(126,549)
NYB Cotton No 2 Futures	Jan-24	1.62%	744,315
NYB Cotton No 2 Futures	Dec-23	-0.05%	(24,138)
CMX Gold 100 oz Futures	Dec-23	14.99%	6,873,598
CMX Gold 100 oz Futures	Dec-23	-0.49%	(225,674)
CMX Copper Futures	Dec-23	5.05%	2,316,887
CMX Copper Futures	Dec-23	-0.17%	(76,068)
NYM NY Harbor ULSD Futures	Jan-24	8.90%	4,079,764
NYM NY Harbor ULSD Futures	Nov-23	-9.66%	(4,428,602)
NYM NY Harbor ULSD Futures	Dec-23	2.29%	1,051,806
NYB Coffee ‘C’ Futures	May-24	2.70%	1,238,472
NYB Coffee ‘C’ Futures	Dec-23	-0.09%	(40,167)
CBT KC Hard Red Winter Wheat Futures	Dec-23	1.41%	648,915
CBT KC Hard Red Winter Wheat Futures	Dec-23	-0.05%	(21,305)
LME Primary Aluminum Futures	Jan-24	17.00%	7,798,012
LME Primary Aluminum Futures	May-24	4.33%	1,983,800
LME Primary Aluminum Futures	Nov-23	-17.07%	(7,827,897)
CME Live Cattle Futures	Apr-24	4.18%	1,918,839
CME Live Cattle Futures	Dec-23	-0.13%	(60,558)
CME Lean Hogs Futures	Apr-24	1.78%	814,807
CME Lean Hogs Futures	Dec-23	-0.05%	(23,727)
LME Lead Futures	Jan-24	0.93%	427,648
LME Lead Futures	Jan-24	3.73%	1,708,658
LME Lead Futures	Nov-23	-3.75%	(1,717,944)
LME Nickel Futures	Jan-24	7.51%	3,443,102
LME Nickel Futures	May-24	1.92%	878,892
LME Nickel Futures	Nov-23	-7.50%	(3,439,923)
LME Zinc Futures	Jan-24	10.28%	4,715,931
LME Zinc Futures	May-24	2.58%	1,182,652
LME Zinc Futures	Nov-23	-10.35%	(4,746,173)
NYM Natural Gas Futures	Jan-24	8.44%	3,868,685
NYM Natural Gas Futures	Jan-24	33.71%	15,457,240
NYM Natural Gas Futures	Nov-23	-27.92%	(12,804,008)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

ICE Low Sulphur Gas Oil Futures	Jan-24	2.96%	1,356,763
ICE Low Sulphur Gas Oil Futures	Jan-24	11.82%	5,420,916
ICE Low Sulphur Gas Oil Futures	Nov-23	-12.77%	(5,856,393)
CBT Soybean Futures	Jan-24	5.07%	2,326,029
CBT Soybean Futures	Nov-23	-0.16%	(75,218)
NYB Sugar #11 (World)	Mar-24	3.61%	1,655,118
NYB Sugar #11 (World)	Mar-24	-0.12%	(54,341)
CMX Silver Futures	Dec-23	4.34%	1,992,337
CMX Silver Futures	Dec-23	-0.14%	(65,413)
CBT Soybean Meal Futures	Jan-24	2.83%	1,299,636
CBT Soybean Meal Futures	Dec-23	-0.09%	(42,872)
CBT Wheat Futures	Dec-23	2.06%	943,472
CBT Wheat Futures	Dec-23	-0.07%	(30,976)
NYM Gasoline RBOB Futures	Jan-24	2.29%	1,050,945
NYM Gasoline RBOB Futures	Jan-24	9.16%	4,199,026
NYM Gasoline RBOB Futures	Nov-23	-9.53%	(4,371,630)
			$45,860,004

(2) The following table represents the individual positions in the GSCBRATN Index 1yr (Net Total Return) as of September 30, 2023:

Equity	% of Index	Notional amount
LPL Financial Holdings Inc	6.99%	$1,716,295
Unum Group	5.69%	1,396,891
JPMorgan Chase & Co	5.32%	1,305,582
Raymond James Financial Inc	5.09%	1,249,327
MetLife Inc	5.00%	1,228,328
Equitable Holdings Inc	4.65%	1,141,933
Prudential Financial Inc	4.47%	1,098,233
Morgan Stanley	4.41%	1,082,082
Interactive Brokers Group Inc	4.14%	1,017,868
Regions Financial Corp	3.91%	960,611
M&T Bank Corp	3.90%	958,855
Bank of New York Mellon Corp/The	3.86%	947,116
State Street Corp	3.82%	937,116
Huntington Bancshares Inc/OH	3.69%	906,225
Charles Schwab Corp/The	3.46%	848,845
PNC Financial Services Group Inc/The	3.34%	819,705
Bank of America Corp	3.23%	793,410
Northern Trust Corp	3.17%	777,560
First Horizon Corp	3.12%	767,359
Fifth Third Bancorp	2.94%	722,365
Citizens Financial Group Inc	2.78%	682,632
Zions Bancorp NA	2.52%	618,948
Comerica Inc	2.38%	585,057
Stifel Financial Corp	2.00%	490,532
Lincoln National Corp	1.84%	452,933
Brighthouse Financial Inc	1.53%	375,880
American Equity Investment Life Holding Co	1.40%	344,420
Synovus Financial Corp	1.36%	333,201
Silvergate Capital Corp	0.01%	1,760
		$24,561,069

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

	Number of Contracts	Value

Written Option Contracts — (0.0)%

Calls — (0.0)%
Chefs’ Warehouse, Inc., Notional Amount ($282,000), Strike Price $30 Expiring 11/17/2023 (United States)	(94)	$(7,050)
Total Calls (Premiums received $5,752)		$(7,050)

Puts — (0.0)%
Avantor, Inc., Notional Amount ($372,000), Strike Price $20 Expiring 01/19/2024 (United States)	(186)	(16,368)
Clear Secure, Inc., Notional Amount ($160,890), Strike Price $17 Expiring 11/17/2023 (United States)	(93)	(6,975)
Hexagon AB, Notional Amount ($1,053,000), Strike Price $90 Expiring 11/17/2023 (Sweden)	(117)	(4,551)
NeoGenomics, Inc., Notional Amount ($116,250), Strike Price $13 Expiring 10/20/2023 (United States)	(93)	(6,510)
Zimmer Biomet Holdings, Inc., Notional Amount ($300,000), Strike Price $125 Expiring 12/15/2023 (United States)	(24)	(33,360)
Total Puts (Premiums received $42,377)		$(67,764)
Total Written Options (Premiums received $48,129)		$(74,814)

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CAD	Canadian Dollar
CNH	Yuan Renminbi Offshore
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SCA	Sociedad en Comandita por Acciónes
SOFR	Secured Overnight Financing Rate
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of September 30, 2023.

(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)	Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $167,460,691, which represents 13.5% of the fund’s net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

(e)

Restricted Securities. The following restricted securities were held by the fund as of September 30, 2023, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value

US Common Stocks
Artemis Strategic Inv Corp.		09/30/21	46	$64,752
Swiftmerge Acquisition Corp.		12/15/21	21	59,099
				123,851
Foreign Common Stocks
I-80 Gold Corp.		07/19/23	524,499	386,078
Somerset Energy Partners Corp.		04/08/22	31,072	43,136
Sucro Holdings LLC		04/25/22	104,259	317,062
				746,276
Warrants
Esports Technologies, Inc.		11/18/21	—	745
Gryphon Digital Mining, Inc.		07/28/21	—	11
Royal Helium, Ltd.		12/30/22	—	107,981
Royal Helium, Ltd.		06/02/23	—	74,165
Somerset Energy Partners Corp.		04/08/22	—	4,508
Swiftmerge Acquisition Corp.		12/15/21	9,258	926
				188,336
Convertible Bonds
Royal Helium, Ltd.		06/02/23	319,565	315,848
Synaptive Medical, Inc		11/29/21	120,000	120,000
				$435,848
Corporate Bonds
Royal Helium, Ltd.		12/30/22 - 6/30/23	227,872	345,750
Trillion Energy International, Inc.		04/05/23	337,084	334,107
				679,857
Private Investment Funds
Bellus Ventures II, LP	California Carbon Allowances	08/01/21-10/01/21	21,922,392	28,480,454
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	21,111,895	28,132,319
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	642,301	819,857
Helikon Long Short Equity Fund ICAV	Long-Short European	01/01/21	9,402,173	20,254,239
Honeycomb Partners, LP	Long-Short Global	08/01/16-07/01/17	18,470,744	24,409,748
Neo Ivy Capital Fund, LP	Relative Value	05/01/19	10,500,000	6,544,967
Northwest Feilong Fund, Ltd.	China Credit	05/01/20	15,000,000	18,190,284
QVT Roviant, LP	Multi-Strategy	01/05/16	2,314,867	8,740,410
Voloridge Fund, LP	Directional	04/01/20-01/01/2023	23,000,000	27,010,782
				162,583,060
Preferred Stocks
Synaptive Medical, Inc., Class B		02/03/20	129,999	185,713

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2023

Disputed Claims Receipt
AMR Corp.	12/09/13	—	—

Total (13.3% of Net Assets)			$164,942,941

(f)	Security or a portion thereof was held on loan. As of September 30, 2023, the aggregate market value of securities on loan was $41,450,094; the total market value of collateral held by the Fund was $43,060,126. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $33,264,761.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At September 30, 2023 the aggregate value of these securities was $15,429,273, which represents 1.2% of net assets.
(h)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2023. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.
(j)	Current yield as of September 30, 2023.
(k)	Represents a security purchased with cash collateral received for securities on loan.
(l)	The fund pays the floating rate.

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2023

1. Organization

TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2023, TIP consisted of one mutual fund, TIFF Multi-Asset Fund (“MAF” or the “fund”) which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

Investment Objective

The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIFF Advisory Services, Inc. (“TAS”) Valuation Committee.

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TAS Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value.” MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2023, in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$649,375,756	$203,172,094	$1,308,757	$853,856,607
Participation Notes	—	1,463,599	—	1,463,599
Rights	—	196,608	—	196,608
Warrants	120,109	308,395	4,519	433,023
Corporate Bonds	—	1,936,128	334,107	2,270,235
Convertible Bonds	—	—	435,848	435,848
US Treasury Bonds/Notes	—	91,151,844	—	91,151,844
Exchange-Traded Funds and Mutual Funds	56,864,781	—	—	56,864,781
Private Investment Funds	—	—	162,583,060	162,583,060
Preferred Stocks*	—	3,953,452	185,713	4,139,165
Disputed Claims Receipt+	—	—	—	—
Purchased Options	552,329	150,691	—	703,020
Short-Term Investments	—	166,873,113	—	166,873,113
Unaffiliated Investment Company	9,795,364	—		9,795,364
Total Investments in Securities	716,708,339	469,205,924	164,852,004	1,350,766,267
Financial Futures Contracts - Equity Risk	5,200,733	—	—	5,200,733
Financial Futures Contracts - Foreign Currency Risk	10,996	—	—	10,996
Forward Currency Contracts - Foreign Currency Risk	—	3,662,675	—	3,662,675
Total Return Swap Contracts - Equity Risk	—	161,595	—	161,595
Total Other Financial Instruments	5,211,729	3,824,270	—	9,035,999
Total Assets	$721,920,068	$473,030,194	$164,852,004	$1,359,802,266
Liabilities
Common Stocks Sold Short*	(109,357,201)	(30,381,004)	—	(139,738,205)
Financial Futures Contracts - Interest Rate Risk	(547,912)	—	—	(547,912)
Financial Futures Contracts - Equity Risk	(4,349,953)	—	—	(4,349,953)
Financial Futures Contracts - Foreign Currency Risk	(1,841,211)	—	—	(1,841,211)
Written Options - Equity Risk	(74,814)	—	—	(74,814)
Total Other Financial Instruments	(6,813,890)	—	—	(6,813,890)
Total Liabilities	$(116,171,091)	$(30,381,004)	$—	$(146,552,095)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/23 for the period ended 9/30/2023
Common Stocks*	$682,839	$(88,871)	$190,291	$524,498	$—	$—	$—	$1,308,757	$187,830
Warrants	6,153	(15,626)	13,992	—	—	—	—	4,519	3,025
Private Investment Funds	169,464,432	9,109,632	14,175,317	8,000,000	(38,166,321)	—	—	162,583,060	14,301,622
Preferred Stocks	748,712	—	—	—	(562,999)	—	—	185,713	—
Disputed Claims Receipt*	—	—	—	—	—	—	—	—	—
Corporate Bonds	295,421	—	(2,978)	337,085	—	—	295,421	334,107	(2,978)
Convertible Bonds	120,000	—	(3,717)	319,565	—	—	—	435,848	(3,717)
Total	$171,317,557	$9,005,135	$14,372,905	$9,181,148	$(38,729,320)	$—	$295,421	$164,852,004	$14,485,782

*There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS’s fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.

The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings, which are provided to the board on a quarterly basis.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Warrants, Preferred Stocks, Disputed Claims Receipt, Convertible Bonds and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS’s fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of September 30, 2023	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$948,558	Last market price	Discount(%)	9%-100%	45.58%
	360,199	Recent transaction price	Recent transaction price	$0.30 – $45.00	$39.65
Warrants	4,519	Black- Scholes pricing model	Volatility	35%	35%
Private Investment Funds	162,583,060	Adjusted net asset value	Manager estimated returns	(3.40)%-3.70%	(0.02)%
			Manager returns**	(6.69)%-15.87%	0.34%
Preferred Stocks	185,713	Recent transaction price	Recent transaction price	$2.50	$2.50
Disputed Claims Receipt	—	Corporate Action Model	Future claim awards	0.00%	0.00%
Convertible Bonds	435,848	Recent transaction price	Recent transaction price	$73.62 - $100.00	$80.89
Corporate Bonds	334,107	Recent transaction price	Recent transaction price	$73.62	$73.62

* Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

** Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Warrants, Preferred Stocks, Disputed Claims Receipt, Convertible Bonds and Corporate Bonds. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended September 30, 2023. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended September 30, 2023. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$28,480,454	quarterly	90 days
Multi-Strategy (b)	9,560,267	illiquid	N/A
Long-Short Global Healthcare (c)	28,132,319	quarterly	45 days
Long-Short European (d)	20,254,239	monthly	60 days
Long-Short Global (e)	24,409,748	quarterly	60 days
Relative Value (f)	6,544,967	daily	7 days
China Credit (g)	18,190,284	monthly	45 days
Directional (h)	27,010,782	monthly	30 days
Total	$162,583,060

(a)	This strategy is primarily comprised of investments in California Carbon Allowances.

(b)	This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $9,560,267 of redemption residuals.

(c)	This strategy is primarily comprised of long and short positions in global healthcare securities.

(d)	This strategy is primarily comprised of long and short positions in small and mid-cap European equities.

(e)	This strategy is primarily comprised of long and short positions in global common stocks.

(f)	This strategy is primarily comprised of long and short positions in US large-cap common stocks selected using artificial intelligence.

(g)	This strategy is primarily comprised of Chinese convertible bonds.

(h)	This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4. Derivative and Other Financial Instruments

During the period ended September 30, 2023, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.

At the end of the period, the fund maintained three total return swap contracts to gain exposure to the total return of broad indices.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of September 30, 2023. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund’s derivative holdings as of September 30, 2023, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	150,691	0.06%	552,329	0.03%	—	—%	703,020
Total Return Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	940,307	0.04%	—	—%	940,307
Total Return Basket Swap Contracts	Unrealized appreciation on swap contracts	—	—%	177,107	0.03%	—	—%	177,107
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	3,662,675	0.15%	—	—%	—	—%	3,662,675
Financial Futures Contracts	Due from broker for futures variation margin**	10,996	0.05%	5,200,733	0.32%	—	0.02%	5,211,729
Total Value - Assets		3,824,362		6,870,476		—		10,694,838
Liability Derivatives
Written Options	Written option, at value	—	—%	(74,814)	0.01%	—	—%	(74,814)
Total Return Index Swap Contracts		0	0	0	0.03%	0	0	0
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(955,819)	0.09%	—	—%	(955,819)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	—	0.06%	—	—%	—	—%	—
Financial Futures Contracts	Due to broker for futures variation margin**	(1,841,211)	0.05%	(4,349,953)	0.35%	(547,912)	0.03%	(6,739,076)
Total Value - Liabilities		(1,841,211)		(5,380,586)		(547,912)		(7,769,709)

* The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2022 to and including September 30, 2023, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these four percentages.

** Includes appreciation (depreciation) on the date the contracts are opened through September 30, 2023.

5. Federal Tax Information

For federal income tax purposes, the cost of investments owned at September 30, 2023, has been estimated since the final tax characteristic cannot be determined until fiscal year end.

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$146,999,166	$(244,124,449)	$(97,125,283)	$1,437,351,708

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2023.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of September 30, 2023:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$126,661,025	$—	$(126,661,025)	$—
Total	$126,661,025	$—	$(126,661,025)	$—

* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.